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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05040
                                   ---------------------------------------------

                       Total Return US Treasury Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  40 West 57th Street, 18th Floor        New York, New York          10019
--------------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)

                           R. Alan Medaugh, President

ISI, Inc.        40 West 57th Street, 18th Floor        New York, New York 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600
                                                   -----------------------------

Date of fiscal year end:        October 31, 2008
                           --------------------------

Date of reporting period:       October 31, 2008
                           --------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
ISI   INTERNATIONAL
      STRATEGY &
      INVESTMENT
--------------------------------------------------------------------------------

                                  ANNUAL REPORT
                                OCTOBER 31, 2008


                     -------------------------------------

                                  TOTAL RETURN
                                   US TREASURY
                                   FUND, INC.

                                MANAGED MUNICIPAL
                                   FUND, INC.

                                 NORTH AMERICAN
                                 GOVERNMENT BOND
                                   FUND, INC.

                                  ISI STRATEGY
                                   FUND, INC.

                     -------------------------------------

--------------------------------------------------------------------------------
ISI FUNDS ANNUAL REPORT -- TABLE OF CONTENTS
--------------------------------------------------------------------------------

Investment Advisor's Message ..............................................    1

Management Discussion of Fund Performance .................................    3

Performance Comparisons ...................................................    7

Shareholder Expense Example ...............................................   15

Portfolio Profiles ........................................................   17

Schedules of Investments ..................................................   18

Statements of Assets and Liabilities ......................................   31

Statements of Operations ..................................................   34

Statements of Changes in Net Assets .......................................   36

Financial Highlights ......................................................   41

Notes to Financial Statements .............................................   46

Report of Independent Registered Public Accounting Firm ...................   54

Fund Directors and Officers ...............................................   55

Notice to Shareholders ....................................................   57

Investment Advisory Agreement Approval (Unaudited) ........................   58

--------------------------------------------------------------------------------
INVESTMENT ADVISOR'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for the ISI Funds. This report covers the 12-month reporting period through October 31, 2008 and includes commentary from the funds' portfolio managers at International Strategy & Investment, Inc. ("ISI") (see Management Discussion of Fund Performance that follows this letter), a complete list of holdings and the financial statements.

Stocks recorded a negative return for the last year and a small positive return for the last five years. For example, the Dow Jones Wilshire 5000 Index was -36.43% for the last year and averaged +0.81% for the past five years. U.S. Treasuries had a positive return the last year and were up over the last 5 years. For example, the Lehman Treasury Index was +7.76% for the past year and averaged +4.76% for the past five years. Top quality municipal indices were slightly down for the last year and slightly up for the last five years. For example, the Lehman Municipal State GO Index was -0.05% for the past year and averaged +3.18% for the past five years. The following is a summary of Fund performance during the reporting period. These performance figures assume the reinvestment of dividend and capital gain distributions, and exclude the impact of any sales charges.

During the year ended October 31, 2008, Total Return US Treasury Fund and North American Government Bond Fund continued their policy of paying distributions at a fixed rate, which resulted in a portion of such distributions consisting of net investment income, short-term capital gains and long-term capital gains. North American Government Bond Fund also had return of capital.

TOTAL RETURN US TREASURY FUND'S investment objective is to achieve a high level of total return with relative stability of principal, and secondarily, high current income consistent with an investment in securities issued by the United States Treasury. For the fiscal year, the fund produced a one-year total return of +4.61% and a five-year average annual total return of +4.01%. From its inception on August 10, 1988 through October 31, 2008, the Fund has posted a cumulative total return of +284.24%, which translates into an average annual total return of +6.88%. The Fund's net assets totaled $119.97 million as of October 31, 2008.

ISI MANAGED MUNICIPAL FUND'S investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. For the fiscal year, the Fund produced a one-year total return of -1.44% and a five-year average annual total return of +2.17%. From its inception on February 26, 1990 through October 31, 2008, the Fund has posted a cumulative total return of +154.01%, which translates into an average annual total return of +5.12%. The Fund's net assets totaled $75.07 million as of October 31, 2008.

ISI NORTH AMERICAN GOVERNMENT BOND FUND'S investment objective is to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed income securities issued or guaranteed by the governments of the United States, Canada and Mexico. For the fiscal year, the ISI Class A Shares produced a one-year total return of +0.51% and a five year average annual total return of +4.23%. From its inception on January 15, 1993, through October 31, 2008, the ISI Class A Shares

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION AND ANALYSIS (CONTINUED)
--------------------------------------------------------------------------------

have posted a cumulative total return of +138.47%, which translates into an average annual total return of +5.66%. For the fiscal year, the ISI Class C Shares produced a one-year total return of -0.12% and a five year average annual total return of +3.56%. From its inception on May 16, 2003, through October 31, 2008, the ISI Class C Shares have posted a cumulative total return of +15.98%, which translates into an average annual total return of +2.75%. The Fund's net assets totaled $160.96 million as of October 31, 2008.

ISI Strategy Fund has an investment objective of maximizing total return through a combination of long-term growth of capital and current income by actively allocating the Fund's assets between common stocks of US issuers and US Treasury securities. For the reporting period, the Fund produced a one-year total return of -30.49% and a five-year average annual total return of +1.08%. From its inception on September 16, 1997, through October 31, 2008, the Fund has posted a cumulative total return of +33.22%, which translates into an average annual total return of +2.61%. The Fund's net assets totaled $53.24 million as of October 31, 2008.

We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/S/ R. Alan Medaugh

R. Alan Medaugh
President
November 18, 2008

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN US TREASURY FUND

This fiscal year, the Treasury market experience much of its movement based on anticipation of an economic slowdown caused by the financial crisis. The Treasury market moved 10-year rates down modestly from roughly 4.50% at the beginning of the year to 3.95% yield at fiscal year end. The sharpest yield change was in the short term area where Treasuries were viewed as a safe haven in the financial storm. During the year, the yield on the 3-month Treasury bill fell from 3.91% at the beginning of the fiscal year to 0.43% at the end of the fiscal year. During the fiscal year, the Federal Reserve cut its benchmark Federal Funds rate from 4.50% to 1.00%. ISI expected the economy would slow and rates fall because of the lagged effects of high short rates and high energy prices. The Fund maintained a longer duration than the Index for the fiscal year, ending with a 7.5 year duration at fiscal year end. By comparison, the Treasury Index was 5.1 years. The Fund's total return for the fiscal year was +4.61%.

          -----------------------------------------------------------
                          3-MONTH TREASURY-BILL YIELD
          -----------------------------------------------------------

                              [LINE GRAPH OMITTED]

                          10/31/2007             3.916
                          11/1/2007              3.802
                          11/2/2007              3.604
                          11/5/2007              3.728
                          11/6/2007              3.741
                          11/7/2007              3.450
                          11/8/2007              3.409
                          11/9/2007              3.253
                          11/12/2007             3.252
                          11/13/2007             3.459
                          11/14/2007             3.399
                          11/15/2007             3.305
                          11/16/2007             3.418
                          11/19/2007             3.366
                          11/20/2007             3.285
                          11/21/2007             3.089
                          11/22/2007             3.088
                          11/23/2007             3.222
                          11/26/2007             3.108
                          11/27/2007             3.156
                          11/28/2007             3.037
                          11/29/2007             2.965
                          11/30/2007             3.150
                          12/3/2007              2.995
                          12/4/2007              3.053
                          12/5/2007              3.058
                          12/6/2007              3.078
                          12/7/2007              3.067
                          12/10/2007             3.036
                          12/11/2007             2.908
                          12/12/2007             2.862
                          12/13/2007             2.893
                          12/14/2007             2.871
                          12/17/2007             2.984
                          12/18/2007             3.043
                          12/19/2007             2.893
                          12/20/2007             2.934
                          12/21/2007             2.974
                          12/24/2007             3.283
                          12/25/2007             3.306
                          12/26/2007             3.316
                          12/27/2007             3.119
                          12/28/2007             3.150
                          12/31/2007             3.242
                          1/1/2008               3.332
                          1/2/2008               3.254
                          1/3/2008               3.223
                          1/4/2008               3.191
                          1/7/2008               3.242
                          1/8/2008               3.218
                          1/9/2008               3.233
                          1/10/2008              3.212
                          1/11/2008              3.098
                          1/14/2008              3.160
                          1/15/2008              3.156
                          1/16/2008              3.130
                          1/17/2008              2.996
                          1/18/2008              2.850
                          1/21/2008              2.850
                          1/22/2008              2.274
                          1/23/2008              2.208
                          1/24/2008              2.367
                          1/25/2008              2.254
                          1/28/2008              2.254
                          1/29/2008              2.290
                          1/30/2008              2.152
                          1/31/2008              1.946
                          2/1/2008               2.089
                          2/4/2008               2.223
                          2/5/2008               2.167
                          2/6/2008               2.090
                          2/7/2008               2.193
                          2/8/2008               2.223
                          2/11/2008              2.254
                          2/12/2008              2.290
                          2/13/2008              2.265
                          2/14/2008              2.285
                          2/15/2008              2.192
                          2/18/2008              2.192
                          2/19/2008              2.223
                          2/20/2008              2.229
                          2/21/2008              2.193
                          2/22/2008              2.192
                          2/25/2008              2.182
                          2/26/2008              2.105
                          2/27/2008              1.967
                          2/28/2008              1.905
                          2/29/2008              1.843
                          3/3/2008               1.648
                          3/4/2008               1.654
                          3/5/2008               1.495
                          3/6/2008               1.362
                          3/7/2008               1.444
                          3/10/2008              1.331
                          3/11/2008              1.480
                          3/12/2008              1.413
                          3/13/2008              1.362
                          3/14/2008              1.167
                          3/17/2008              1.004
                          3/18/2008              0.886
                          3/19/2008              0.565
                          3/20/2008              0.575
                          3/21/2008              0.575
                          3/24/2008              1.075
                          3/25/2008              1.285
                          3/26/2008              1.270
                          3/27/2008              1.270
                          3/28/2008              1.372
                          3/31/2008              1.321
                          4/1/2008               1.398
                          4/2/2008               1.372
                          4/3/2008               1.392
                          4/4/2008               1.372
                          4/7/2008               1.392
                          4/8/2008               1.377
                          4/9/2008               1.300
                          4/10/2008              1.239
                          4/11/2008              1.188
                          4/14/2008              1.075
                          4/15/2008              1.142
                          4/16/2008              1.127
                          4/17/2008              1.280
                          4/18/2008              1.351
                          4/21/2008              1.300
                          4/22/2008              1.275
                          4/23/2008              1.219
                          4/24/2008              1.249
                          4/25/2008              1.362
                          4/28/2008              1.372
                          4/29/2008              1.469
                          4/30/2008              1.382
                          5/1/2008               1.403
                          5/2/2008               1.505
                          5/5/2008               1.597
                          5/6/2008               1.633
                          5/7/2008               1.669
                          5/8/2008               1.659
                          5/9/2008               1.689
                          5/12/2008              1.792
                          5/13/2008              1.828
                          5/14/2008              1.823
                          5/15/2008              1.833
                          5/16/2008              1.843
                          5/19/2008              1.853
                          5/20/2008              1.864
                          5/21/2008              1.864
                          5/22/2008              1.864
                          5/23/2008              1.853
                          5/26/2008              1.853
                          5/27/2008              1.894
                          5/28/2008              1.885
                          5/29/2008              1.905
                          5/30/2008              1.884
                          6/2/2008               1.833
                          6/3/2008               1.849
                          6/4/2008               1.849
                          6/5/2008               1.849
                          6/6/2008               1.838
                          6/9/2008               1.889
                          6/10/2008              2.013
                          6/11/2008              1.941
                          6/12/2008              1.992
                          6/13/2008              1.971
                          6/16/2008              1.951
                          6/17/2008              1.982
                          6/18/2008              1.920
                          6/19/2008              1.910
                          6/20/2008              1.859
                          6/23/2008              1.889
                          6/24/2008              1.839
                          6/25/2008              1.798
                          6/26/2008              1.716
                          6/27/2008              1.664
                          6/30/2008              1.736
                          7/1/2008               1.869
                          7/2/2008               1.818
                          7/3/2008               1.848
                          7/4/2008               1.838
                          7/7/2008               1.817
                          7/8/2008               1.859
                          7/9/2008               1.798
                          7/10/2008              1.665
                          7/11/2008              1.583
                          7/14/2008              1.460
                          7/15/2008              1.338
                          7/16/2008              1.358
                          7/17/2008              1.399
                          7/18/2008              1.460
                          7/21/2008              1.429
                          7/22/2008              1.542
                          7/23/2008              1.552
                          7/24/2008              1.644
                          7/25/2008              1.726
                          7/28/2008              1.695
                          7/29/2008              1.716
                          7/30/2008              1.685
                          7/31/2008              1.665
                          8/1/2008               1.664
                          8/4/2008               1.695
                          8/5/2008               1.736
                          8/6/2008               1.644
                          8/7/2008               1.675
                          8/8/2008               1.695
                          8/11/2008              1.818
                          8/12/2008              1.859
                          8/13/2008              1.838
                          8/14/2008              1.859
                          8/15/2008              1.838
                          8/18/2008              1.766
                          8/19/2008              1.798
                          8/20/2008              1.685
                          8/21/2008              1.716
                          8/22/2008              1.695
                          8/25/2008              1.674
                          8/26/2008              1.706
                          8/27/2008              1.675
                          8/28/2008              1.736
                          8/29/2008              1.715
                          9/1/2008               1.715
                          9/2/2008               1.685
                          9/3/2008               1.685
                          9/4/2008               1.675
                          9/5/2008               1.777
                          9/8/2008               1.705
                          9/9/2008               1.665
                          9/10/2008              1.644
                          9/11/2008              1.613
                          9/12/2008              1.470
                          9/15/2008              0.813
                          9/16/2008              0.701
                          9/17/2008              0.061
                          9/18/2008              0.076
                          9/19/2008              0.920
                          9/22/2008              0.838
                          9/23/2008              0.721
                          9/24/2008              0.462
                          9/25/2008              0.757
                          9/26/2008              0.848
                          9/29/2008              0.350
                          9/30/2008              0.910
                          10/1/2008              0.808
                          10/2/2008              0.604
                          10/3/2008              0.472
                          10/6/2008              0.472
                          10/7/2008              0.767
                          10/8/2008              0.614
                          10/9/2008              0.523
                          10/10/2008             0.188
                          10/13/2008             0.188
                          10/14/2008             0.304
                          10/15/2008             0.218
                          10/16/2008             0.431
                          10/17/2008             0.797
                          10/20/2008             1.083
                          10/21/2008             1.073
                          10/22/2008             1.011
                          10/23/2008             0.971
                          10/24/2008             0.848
                          10/27/2008             0.757
                          10/28/2008             0.757
                          10/29/2008             0.584
                          10/30/2008             0.381
                          10/31/2008             0.438

* Source: Bloomberg

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (CONTINUED)
--------------------------------------------------------------------------------

MANAGED MUNICIPAL FUND

During the fiscal year, municipal bonds reacted more to the burgeoning financial crisis than to the progress being made on reducing inflation. The result was 1) that municipal yields rose in comparison to U.S. Treasury yields as the flight to quality helped U.S. Treasuries; and 2) that lower grade municipal bonds rose in yield versus higher grade municipals. During the fiscal year, the yield on top quality AAA general obligation bonds moved up significantly as a percentage of Treasuries. Please see the table below:

                      GENERAL OBLIGATION AAA MUNICIPALS AS A % OF
                    CURRENT U.S. TREASURIES (10/31/07 - 10/31/08)*

                                                             CHANGE IN
                MATURITY        10/31/07       10/31/08   % OF TREASURIES
                --------        --------       --------   ---------------
                 2 year           85.89         171.78         +85.89
                 5 year           84.14         124.01         +39.87
                 10 year          83.75         113.23         +29.48
                 20 year          89.90         113.14         +23.24
               *Source:  Bloomberg

The weakening economy hurt municipal revenue and the market has pushed the yield on medium quality BBB general obligation bonds up versus AAA general obligation bonds. Please see chart below.

          -----------------------------------------------------------
                        BBB 10 YEAR GO BOND YIELD VERSUS
                  AAA 10 YEAR GO YIELD (10/31/07 -- 10/31/08)
          -----------------------------------------------------------

                              [LINE GRAPH OMITTED]

                          10/31/2008          139
                          10/30/2008          137
                          10/29/2008          140
                          10/28/2008          138
                          10/27/2008          130
                          10/24/2008          124
                          10/23/2008          116
                          10/22/2008          105
                          10/21/2008          109
                          10/20/2008          103
                          10/17/2008          107
                          10/16/2008          106
                          10/15/2008          108
                          10/14/2008          110
                          10/13/2008          108
                          10/10/2008          108
                          10/9/2008           107
                          10/8/2008           108
                          10/7/2008           108
                          10/6/2008           108
                          10/3/2008           107
                          10/2/2008           115
                          10/1/2008           113
                          9/30/2008           114
                          9/29/2008           112
                          9/26/2008           108.
                          9/25/2008           105
                          9/24/2008           105
                          9/23/2008            99
                          9/22/2008           100
                          9/19/2008            99
                          9/18/2008           108
                          9/17/2008           108
                          9/16/2008           107
                          9/15/2008           105
                          9/12/2008           101
                          9/11/2008           101
                          9/10/2008           100
                          9/9/2008             96
                          9/8/2008             93
                          9/5/2008             91
                          9/4/2008             90
                          9/3/2008             91
                          9/2/2008             93
                          9/1/2008             89
                          8/29/2008            89
                          8/28/2008            90
                          8/27/2008            92
                          8/26/2008            92
                          8/25/2008            90
                          8/22/2008            88
                          8/21/2008            90
                          8/20/2008            91
                          8/19/2008            89
                          8/18/2008            84
                          8/15/2008            90
                          8/14/2008            92
                          8/13/2008            94
                          8/12/2008            94
                          8/11/2008            92
                          8/8/2008             91
                          8/7/2008             92
                          8/6/2008             91
                          8/5/2008             89
                          8/4/2008             89
                          8/1/2008             92
                          7/31/2008            84
                          7/30/2008            87
                          7/29/2008            88
                          7/28/2008            86
                          7/25/2008            85
                          7/24/2008            82
                          7/23/2008            79
                          7/22/2008            81
                          7/21/2008            79
                          7/18/2008            78
                          7/17/2008            73
                          7/16/2008            73
                          7/15/2008            73
                          7/14/2008            77
                          7/11/2008            80
                          7/10/2008            79
                          7/9/2008             76
                          7/8/2008             78
                          7/7/2008             77
                          7/4/2008             79
                          7/3/2008             79
                          7/2/2008             78
                          7/1/2008             87
                          6/30/2008            86
                          6/27/2008            86
                          6/26/2008            83
                          6/25/2008            85
                          6/24/2008            85
                          6/23/2008            87
                          6/20/2008            87
                          6/19/2008            89
                          6/18/2008            91
                          6/17/2008            90
                          6/16/2008            89
                          6/13/2008            91
                          6/12/2008            89
                          6/11/2008            88
                          6/10/2008            89
                          6/9/2008             87
                          6/6/2008             86
                          6/5/2008             85
                          6/4/2008             83
                          6/3/2008             83
                          6/2/2008             84
                          5/30/2008            79
                          5/29/2008            78
                          5/28/2008            80
                          5/27/2008            83
                          5/26/2008            82
                          5/23/2008            82
                          5/22/2008            81
                          5/21/2008            81
                          5/20/2008            80
                          5/19/2008            81
                          5/16/2008            79
                          5/15/2008            79
                          5/14/2008            74
                          5/13/2008            78
                          5/12/2008            81
                          5/9/2008             81
                          5/8/2008             81
                          5/7/2008             78
                          5/6/2008             77
                          5/5/2008             78
                          5/2/2008             77
                          5/1/2008             77
                          4/30/2008            81
                          4/29/2008            80
                          4/28/2008            79
                          4/25/2008            83
                          4/24/2008            82
                          4/23/2008            82
                          4/22/2008            83
                          4/21/2008            82
                          4/18/2008            80
                          4/17/2008            76
                          4/16/2008            76
                          4/15/2008            80
                          4/14/2008            79
                          4/11/2008            82
                          4/10/2008            84
                          4/9/2008             83
                          4/8/2008             84
                          4/7/2008             86
                          4/4/2008             88
                          4/3/2008             86
                          4/2/2008             88
                          4/1/2008             88
                          3/31/2008            86
                          3/28/2008            85
                          3/27/2008            81
                          3/26/2008            83
                          3/25/2008            84
                          3/24/2008            85
                          3/21/2008            84
                          3/20/2008            84
                          3/19/2008            83
                          3/18/2008            78
                          3/17/2008            79
                          3/14/2008            78
                          3/13/2008            78
                          3/12/2008            80
                          3/11/2008            80
                          3/10/2008            76
                          3/7/2008             76
                          3/6/2008             86
                          3/5/2008             96
                          3/4/2008            104
                          3/3/2008            106
                          2/29/2008            96
                          2/28/2008            98
                          2/27/2008            98
                          2/26/2008           102
                          2/25/2008            94
                          2/22/2008            96
                          2/21/2008            95
                          2/20/2008            94
                          2/19/2008            94
                          2/18/2008            94
                          2/15/2008            94
                          2/14/2008            94
                          2/13/2008            90
                          2/12/2008            90
                          2/11/2008            89
                          2/8/2008             86
                          2/7/2008             85
                          2/6/2008             84
                          2/5/2008             85
                          2/4/2008             84
                          2/1/2008             82
                          1/31/2008            82
                          1/30/2008            82
                          1/29/2008            79
                          1/28/2008            77
                          1/25/2008            74
                          1/24/2008            72
                          1/23/2008            74
                          1/22/2008            76
                          1/21/2008            76
                          1/18/2008            76
                          1/17/2008            78
                          1/16/2008            79
                          1/15/2008            78
                          1/14/2008            78
                          1/11/2008            79
                          1/10/2008            75
                          1/9/2008             72
                          1/8/2008             74
                          1/7/2008             76
                          1/4/2008             76
                          1/3/2008             79
                          1/2/2008             78
                          1/1/2008             75
                          12/31/2007           75
                          12/28/2007           75
                          12/27/2007           75
                          12/26/2007           74
                          12/25/2007           74
                          12/24/2007           74
                          12/21/2007           74
                          12/20/2007           74
                          12/19/2007           74
                          12/18/2007           74
                          12/17/2007           71
                          12/14/2007           73
                          12/13/2007           72
                          12/12/2007           74
                          12/11/2007           75
                          12/10/2007           74
                          12/7/2007            74
                          12/6/2007            74
                          12/5/2007            71
                          12/4/2007            67
                          12/3/2007            66
                          11/30/2007           64
                          11/29/2007           63
                          11/28/2007           62
                          11/27/2007           61
                          11/26/2007           58
                          11/23/2007           58
                          11/22/2007           58
                          11/21/2007           58
                          11/20/2007           58
                          11/19/2007           53
                          11/16/2007           51
                          11/15/2007           49
                          11/14/2007           46
                          11/13/2007           46
                          11/12/2007           46
                          11/9/2007            46
                          11/8/2007            48
                          11/7/2007            47
                          11/6/2007            47
                          11/5/2007            49
                          11/2/2007            48
                          11/1/2007            48

* Source: Bloomberg

The Fund in this fiscal year extended its duration from 5.6 to 6.7, using issues with high quality ratings based on the municipality's underlying financial strength rather than bond insurance or medium quality grade issues.

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (CONTINUED)
--------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND

The Fund's U.S. Treasury section followed the duration management similar to the Total Return U.S. Treasury Fund where the Fund's duration was extended as of the fiscal year end compared with earlier periods. Both the Canadian dollar and the Mexican peso came under pressure this fiscal year. The financial crisis, while it helped the Treasury section of the Fund, hurt the Canadian and Mexican currencies. Please see Canada dollar chart below. During the fiscal year, the Fund modestly reduced its non-Treasury holdings from 23.6% of the Fund to 20.2% of the Fund. The mix between Mexico and Canada changed significantly during the year with Mexico representing 63% of the non-Treasury section at the beginning of the year and ending the year representing a reduced 33% of the non-Treasury section.

          -----------------------------------------------------------
                  CANADIAN DOLLAR COMPARED AGAINST US DOLLAR*
          -----------------------------------------------------------

                              [LINE GRAPH OMITTED]

                            10/31/2007          0.943
                            11/1/2007           0.951
                            11/2/2007           0.935
                            11/5/2007           0.933
                            11/6/2007           0.920
                            11/7/2007           0.931
                            11/8/2007           0.935
                            11/9/2007           0.945
                            11/12/2007          0.969
                            11/13/2007          0.959
                            11/14/2007          0.967
                            11/15/2007          0.985
                            11/16/2007          0.973
                            11/19/2007          0.984
                            11/20/2007          0.979
                            11/21/2007          0.987
                            11/22/2007          0.986
                            11/23/2007          0.988
                            11/26/2007          0.990
                            11/27/2007          0.996
                            11/28/2007          0.985
                            11/29/2007          0.998
                            11/30/2007          0.999
                            12/3/2007           0.999
                            12/4/2007           1.011
                            12/5/2007           1.012
                            12/6/2007           1.008
                            12/7/2007           1.005
                            12/10/2007          1.007
                            12/11/2007          1.015
                            12/12/2007          1.012
                            12/13/2007          1.021
                            12/14/2007          1.017
                            12/17/2007          1.005
                            12/18/2007          1.006
                            12/19/2007          1.003
                            12/20/2007          1.001
                            12/21/2007          0.992
                            12/24/2007          0.984
                            12/25/2007          0.985
                            12/26/2007          0.982
                            12/27/2007          0.980
                            12/28/2007          0.982
                            12/31/2007          0.998
                            1/1/2008            0.993
                            1/2/2008            0.994
                            1/3/2008            0.990
                            1/4/2008            1.003
                            1/7/2008            1.005
                            1/8/2008            1.006
                            1/9/2008            1.010
                            1/10/2008           1.010
                            1/11/2008           1.019
                            1/14/2008           1.017
                            1/15/2008           1.018
                            1/16/2008           1.025
                            1/17/2008           1.030
                            1/18/2008           1.027
                            1/21/2008           1.035
                            1/22/2008           1.029
                            1/23/2008           1.024
                            1/24/2008           1.004
                            1/25/2008           1.008
                            1/28/2008           1.004
                            1/29/2008           0.998
                            1/30/2008           0.993
                            1/31/2008           1.003
                            2/1/2008            0.995
                            2/4/2008            0.994
                            2/5/2008            1.008
                            2/6/2008            1.006
                            2/7/2008            1.009
                            2/8/2008            0.999
                            2/11/2008           1.002
                            2/12/2008           1.002
                            2/13/2008           0.997
                            2/14/2008           1.000
                            2/15/2008           1.007
                            2/18/2008           1.008
                            2/19/2008           1.017
                            2/20/2008           1.013
                            2/21/2008           1.011
                            2/22/2008           1.013
                            2/25/2008           0.996
                            2/26/2008           0.982
                            2/27/2008           0.980
                            2/28/2008           0.975
                            2/29/2008           0.988
                            3/3/2008            0.990
                            3/4/2008            0.994
                            3/5/2008            0.984
                            3/6/2008            0.986
                            3/7/2008            0.991
                            3/10/2008           0.996
                            3/11/2008           0.992
                            3/12/2008           0.990
                            3/13/2008           0.984
                            3/14/2008           0.989
                            3/17/2008           0.998
                            3/18/2008           0.992
                            3/19/2008           1.014
                            3/20/2008           1.024
                            3/21/2008           1.023
                            3/24/2008           1.017
                            3/25/2008           1.017
                            3/26/2008           1.018
                            3/27/2008           1.019
                            3/28/2008           1.023
                            3/31/2008           1.025
                            4/1/2008            1.021
                            4/2/2008            1.016
                            4/3/2008            1.005
                            4/4/2008            1.009
                            4/7/2008            1.014
                            4/8/2008            1.013
                            4/9/2008            1.018
                            4/10/2008           1.020
                            4/11/2008           1.024
                            4/14/2008           1.019
                            4/15/2008           1.018
                            4/16/2008           1.001
                            4/17/2008           1.011
                            4/18/2008           1.004
                            4/21/2008           1.005
                            4/22/2008           1.008
                            4/23/2008           1.017
                            4/24/2008           1.014
                            4/25/2008           1.014
                            4/28/2008           1.013
                            4/29/2008           1.013
                            4/30/2008           1.008
                            5/1/2008            1.020
                            5/2/2008            1.020
                            5/5/2008            1.013
                            5/6/2008            1.002
                            5/7/2008            1.009
                            5/8/2008            1.017
                            5/9/2008            1.005
                            5/12/2008           1.004
                            5/13/2008           1.004
                            5/14/2008           1.004
                            5/15/2008           1.000
                            5/16/2008           0.999
                            5/19/2008           0.992
                            5/20/2008           0.992
                            5/21/2008           0.984
                            5/22/2008           0.985
                            5/23/2008           0.990
                            5/26/2008           0.991
                            5/27/2008           0.994
                            5/28/2008           0.990
                            5/29/2008           0.988
                            5/30/2008           0.993
                            6/2/2008            1.001
                            6/3/2008            1.009
                            6/4/2008            1.017
                            6/5/2008            1.018
                            6/6/2008            1.020
                            6/9/2008            1.023
                            6/10/2008           1.022
                            6/11/2008           1.020
                            6/12/2008           1.024
                            6/13/2008           1.029
                            6/16/2008           1.024
                            6/17/2008           1.019
                            6/18/2008           1.017
                            6/19/2008           1.016
                            6/20/2008           1.016
                            6/23/2008           1.016
                            6/24/2008           1.011
                            6/25/2008           1.009
                            6/26/2008           1.014
                            6/27/2008           1.011
                            6/30/2008           1.022
                            7/1/2008            1.022
                            7/2/2008            1.012
                            7/3/2008            1.018
                            7/4/2008            1.020
                            7/7/2008            1.017
                            7/8/2008            1.019
                            7/9/2008            1.012
                            7/10/2008           1.009
                            7/11/2008           1.009
                            7/14/2008           1.006
                            7/15/2008           1.002
                            7/16/2008           1.002
                            7/17/2008           1.006
                            7/18/2008           1.006
                            7/21/2008           1.000
                            7/22/2008           1.008
                            7/23/2008           1.010
                            7/24/2008           1.015
                            7/25/2008           1.020
                            7/28/2008           1.023
                            7/29/2008           1.024
                            7/30/2008           1.023
                            7/31/2008           1.025
                            8/1/2008            1.027
                            8/4/2008            1.037
                            8/5/2008            1.043
                            8/6/2008            1.049
                            8/7/2008            1.053
                            8/8/2008            1.067
                            8/11/2008           1.069
                            8/12/2008           1.064
                            8/13/2008           1.063
                            8/14/2008           1.064
                            8/15/2008           1.059
                            8/18/2008           1.065
                            8/19/2008           1.061
                            8/20/2008           1.060
                            8/21/2008           1.043
                            8/22/2008           1.047
                            8/25/2008           1.051
                            8/26/2008           1.049
                            8/27/2008           1.046
                            8/28/2008           1.051
                            8/29/2008           1.064
                            9/1/2008            1.067
                            9/2/2008            1.067
                            9/3/2008            1.063
                            9/4/2008            1.070
                            9/5/2008            1.062
                            9/8/2008            1.065
                            9/9/2008            1.071
                            9/10/2008           1.071
                            9/11/2008           1.075
                            9/12/2008           1.060
                            9/15/2008           1.071
                            9/16/2008           1.068
                            9/17/2008           1.073
                            9/18/2008           1.061
                            9/19/2008           1.047
                            9/22/2008           1.036
                            9/23/2008           1.038
                            9/24/2008           1.039
                            9/25/2008           1.035
                            9/26/2008           1.034
                            9/29/2008           1.046
                            9/30/2008           1.064
                            10/1/2008           1.063
                            10/2/2008           1.079
                            10/3/2008           1.083
                            10/6/2008           1.099
                            10/7/2008           1.106
                            10/8/2008           1.128
                            10/9/2008           1.150
                            10/10/2008          1.173
                            10/13/2008          1.148
                            10/14/2008          1.162
                            10/15/2008          1.192
                            10/16/2008          1.178
                            10/17/2008          1.182
                            10/20/2008          1.191
                            10/21/2008          1.214
                            10/22/2008          1.254
                            10/23/2008          1.247
                            10/24/2008          1.278
                            10/27/2008          1.295
                            10/28/2008          1.273
                            10/29/2008          1.223
                            10/30/2008          1.200
                            10/31/2008          1.213

* Source: Bloomberg

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (CONTINUED)
--------------------------------------------------------------------------------

ISI STRATEGY FUND

During the fiscal year, the Fund's equity representation was reduced from 85% at the beginning of the year to 80% at year end. The heavy equities weighting hurt performance because the Dow Jones Wilshire 5000 Index was down -36.43% whereas the Lehman Treasury Index was up +8.21%. ISI expects that the current slowdown in the U.S. economy will extend into 2009 with modest growth returning in second half of 2009. The equity market seems to have priced in quite a bit of bad news and there is the possibility that the prospects of modest growth in late 2009 might be good news to the market. The equity and bond sections are actively managed. The equity section uses the Sub-advisor's Dynamic Alpha model to select individual investments. The bond section follows the duration management of the ISI Total Return US Treasury Fund. The Fund's total return over the fiscal year was -30.49%. Please see chart below showing the fall in the equity benchmark over the fiscal year.

          -----------------------------------------------------------
                         DOW JONES WILSHIRE 5000 INDEX*
          -----------------------------------------------------------

                              [LINE GRAPH OMITTED]

                          10/31/2008             9,769
                          10/30/2008             9,585
                          10/29/2008             9,314
                          10/28/2008             9,341
                          10/27/2008             8,502
                          10/24/2008             8,806
                          10/23/2008             9,111
                          10/22/2008             9,081
                          10/21/2008             9,651
                          10/20/2008             9,944
                          10/17/2008             9,514
                          10/16/2008             9,549
                          10/15/2008             9,160
                          10/14/2008            10,065
                          10/13/2008            10,161
                          10/10/2008             9,121
                          10/9/2008              9,188
                          10/8/2008              9,926
                          10/7/2008             10,057
                          10/6/2008             10,669
                          10/3/2008             11,123
                          10/2/2008             11,294
                          10/1/2008             11,809
                          9/30/2008             11,875
                          9/29/2008             11,323
                          9/26/2008             12,347
                          9/25/2008             12,339
                          9/24/2008             12,133
                          9/23/2008             12,173
                          9/22/2008             12,362
                          9/19/2008             12,882
                          9/18/2008             12,350
                          9/17/2008             11,824
                          9/16/2008             12,398
                          9/15/2008             12,184
                          9/12/2008             12,765
                          9/11/2008             12,716
                          9/10/2008             12,570
                          9/9/2008              12,477
                          9/8/2008              12,923
                          9/5/2008              12,703
                          9/4/2008              12,654
                          9/3/2008              13,027
                          9/2/2008              13,064
                          8/29/2008             13,124
                          8/28/2008             13,289
                          8/27/2008             13,092
                          8/26/2008             12,978
                          8/25/2008             12,931
                          8/22/2008             13,185
                          8/21/2008             13,038
                          8/20/2008             13,021
                          8/19/2008             12,950
                          8/18/2008             13,078
                          8/15/2008             13,272
                          8/14/2008             13,228
                          8/13/2008             13,146
                          8/12/2008             13,164
                          8/11/2008             13,308
                          8/8/2008              13,197
                          8/7/2008              12,906
                          8/6/2008              13,134
                          8/5/2008              13,073
                          8/4/2008              12,738
                          8/1/2008              12,888
                          7/31/2008             12,947
                          7/30/2008             13,103
                          7/29/2008             12,900
                          7/28/2008             12,613
                          7/25/2008             12,837
                          7/24/2008             12,771
                          7/23/2008             13,087
                          7/22/2008             13,048
                          7/21/2008             12,871
                          7/18/2008             12,844
                          7/17/2008             12,851
                          7/16/2008             12,704
                          7/15/2008             12,390
                          7/14/2008             12,517
                          7/11/2008             12,635
                          7/10/2008             12,746
                          7/9/2008              12,658
                          7/8/2008              12,936
                          7/7/2008              12,704
                          7/3/2008              12,815
                          7/2/2008              12,842
                          7/1/2008              13,108
                          6/30/2008             13,074
                          6/27/2008             13,081
                          6/26/2008             13,125
                          6/25/2008             13,507
                          6/24/2008             13,421
                          6/23/2008             13,496
                          6/20/2008             13,515
                          6/19/2008             13,759
                          6/18/2008             13,709
                          6/17/2008             13,841
                          6/16/2008             13,918
                          6/13/2008             13,890
                          6/12/2008             13,678
                          6/11/2008             13,639
                          6/10/2008             13,870
                          6/9/2008              13,917
                          6/6/2008              13,925
                          6/5/2008              14,340
                          6/4/2008              14,062
                          6/3/2008              14,062
                          6/2/2008              14,125
                          5/30/2008             14,261
                          5/29/2008             14,217
                          5/28/2008             14,131
                          5/27/2008             14,059
                          5/23/2008             13,954
                          5/22/2008             14,127
                          5/21/2008             14,084
                          5/20/2008             14,310
                          5/19/2008             14,423
                          5/16/2008             14,424
                          5/15/2008             14,404
                          5/14/2008             14,256
                          5/13/2008             14,207
                          5/12/2008             14,192
                          5/9/2008              14,040
                          5/8/2008              14,121
                          5/7/2008              14,067
                          5/6/2008              14,309
                          5/5/2008              14,199
                          5/2/2008              14,251
                          5/1/2008              14,220
                          4/30/2008             13,991
                          4/29/2008             14,033
                          4/28/2008             14,088
                          4/25/2008             14,089
                          4/24/2008             13,991
                          4/23/2008             13,900
                          4/22/2008             13,863
                          4/21/2008             13,995
                          4/18/2008             14,017
                          4/17/2008             13,777
                          4/16/2008             13,787
                          4/15/2008             13,473
                          4/14/2008             13,410
                          4/11/2008             13,455
                          4/10/2008             13,732
                          4/9/2008              13,656
                          4/8/2008              13,790
                          4/7/2008              13,845
                          4/4/2008              13,824
                          4/3/2008              13,802
                          4/2/2008              13,775
                          4/1/2008              13,786
                          3/31/2008             13,332
                          3/28/2008             13,255
                          3/27/2008             13,364
                          3/26/2008             13,518
                          3/25/2008             13,624
                          3/24/2008             13,571
                          3/20/2008             13,336
                          3/19/2008             13,037
                          3/18/2008             13,355
                          3/17/2008             12,828
                          3/14/2008             12,993
                          3/13/2008             13,267
                          3/12/2008             13,179
                          3/11/2008             13,287
                          3/10/2008             12,823
                          3/7/2008              13,052
                          3/6/2008              13,165
                          3/5/2008              13,473
                          3/4/2008              13,397
                          3/3/2008              13,451
                          2/29/2008             13,456
                          2/28/2008             13,817
                          2/27/2008             13,945
                          2/26/2008             13,965
                          2/25/2008             13,866
                          2/22/2008             13,663
                          2/21/2008             13,577
                          2/20/2008             13,758
                          2/19/2008             13,646
                          2/15/2008             13,653
                          2/14/2008             13,656
                          2/13/2008             13,843
                          2/12/2008             13,648
                          2/11/2008             13,562
                          2/8/2008              13,485
                          2/7/2008              13,528
                          2/6/2008              13,418
                          2/5/2008              13,536
                          2/4/2008              13,955
                          2/1/2008              14,091
                          1/31/2008             13,897
                          1/30/2008             13,657
                          1/29/2008             13,740
                          1/28/2008             13,661
                          1/25/2008             13,424
                          1/24/2008             13,608
                          1/23/2008             13,473
                          1/22/2008             13,190
                          1/18/2008             13,308
                          1/17/2008             13,390
                          1/16/2008             13,773
                          1/15/2008             13,842
                          1/14/2008             14,186
                          1/11/2008             14,043
                          1/10/2008             14,245
                          1/9/2008              14,121
                          1/8/2008              13,963
                          1/7/2008              14,230
                          1/4/2008              14,211
                          1/3/2008              14,588
                          1/2/2008              14,614
                          12/31/2007            14,820
                          12/28/2007            14,912
                          12/27/2007            14,896
                          12/26/2007            15,126
                          12/24/2007            15,111
                          12/21/2007            14,979
                          12/20/2007            14,736
                          12/19/2007            14,645
                          12/18/2007            14,651
                          12/17/2007            14,555
                          12/14/2007            14,793
                          12/13/2007            15,000
                          12/12/2007            14,994
                          12/11/2007            14,924
                          12/10/2007            15,311
                          12/7/2007             15,195
                          12/6/2007             15,203
                          12/5/2007             14,964
                          12/4/2007             14,752
                          12/3/2007             14,849
                          11/30/2007            14,933
                          11/29/2007            14,823
                          11/28/2007            14,817
                          11/27/2007            14,400
                          11/26/2007            14,209
                          11/23/2007            14,518
                          11/21/2007            14,288
                          11/20/2007            14,505
                          11/19/2007            14,463
                          11/16/2007            14,727
                          11/15/2007            14,664
                          11/14/2007            14,851
                          11/13/2007            14,951
                          11/12/2007            14,543
                          11/9/2007             14,709
                          11/8/2007             14,922
                          11/7/2007             14,926
                          11/6/2007             15,355
                          11/5/2007             15,174
                          11/2/2007             15,269
                          11/1/2007             15,261

* Source: Bloomberg

--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND --
PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          TOTAL RETURN US TREASURY FUND -- ISI SHARES, BARCLAYS CAPITAL
        TREASURY INDEX, BARCLAYS CAPITAL INTERMEDIATE TREASURY INDEX AND
          BARCLAYS CAPITAL LONG-TERM TREASURY INDEX: VALUE OF A $10,000
                INVESTMENT (FOR 10 YEARS ENDED OCTOBER 31, 2008)
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

                                              Barclays Capital
                 Total Return                 Intermediate  Barclays Capital
                  US Treasury Barclays Capital   Treasury      Long-Term
                    Fund       Treasury Index     Index      Treasury Index
                  ----------   --------------     -----      --------------
10/31/1998       $  9,700        $ 10,000       $ 10,000       $ 10,000
10/31/1999          9,328           9,845         10,066          9,380
10/31/2000         10,213          10,655         10,736         10,453
10/31/2001         11,600          12,248         12,172         12,308
10/31/2002         12,270          13,018         12,969         13,048
10/31/2003         12,551          13,385         13,266         13,538
10/31/2004         13,133          14,050         13,699         14,830
10/31/2005         13,315          14,173         13,698         15,335
10/31/2006         13,957          14,801         14,285         16,123
10/31/2007         14,608          15,677         15,158         16,951
10/31/2008         15,281          16,893         16,426         17,857

--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND --
PERFORMANCE COMPARISON(1) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                       Cumulative Total Returns (With Load)                 Average Annual Total Returns
                                  ------------------------------------------------  ------------------------------------------------
Periods Ended                                                            Since                                             Since
October 31, 2008                  1 Year  3 Years  5 Years  10 Years  Inception(2)  1 Year  3 Years  5 Years  10 Years  Inception(2)
------------------------------------------------------------------------------------------------------------------------------------
Total Return US Treasury Fund      1.51%   11.31%   18.06%   52.81%     272.68%      1.51%    3.64%   3.38%    4.33%       6.72%
------------------------------------------------------------------------------------------------------------------------------------
Barclays Capital
  Treasury Index(3) .........      7.76%   19.19%   26.21%   68.93%     318.47%      7.76%    6.03%   4.77%    5.38%       7.36%
------------------------------------------------------------------------------------------------------------------------------------
Barclays Capital Intermediate
  Treasury Index(3) .........      8.36%   19.91%   23.82%   64.26%     274.34%      8.36%    6.24%   4.37%    5.09%       6.76%
------------------------------------------------------------------------------------------------------------------------------------
Barclays Capital Long-Term
  Treasury Index(3) .........      5.35%   16.44%   31.90%   78.57%     456.95%      5.35%    5.21%   5.69%    5.97%       8.89%
------------------------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distributions of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund's weighted average maturity is approximately
      11.03 years.

(2) The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.

(3) The Barclays Capital Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Barclays Capital Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND --
PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       MANAGED MUNICIPAL FUND, BARCLAYS CAPITAL GENERAL OBLIGATION INDEX, BARCLAYS CAPITAL PREREFUNDED MUNICIPAL BOND INDEX AND CONSUMER PRICE INDEX:
      VALUE OF A $10,000 INVESTMENT (FOR 10 YEARS ENDED OCTOBER 31, 2008)
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]


                                 Barclays      Barclays
                                 Capital       Capital
                                 General       Prerefunded
                Managed          Obligation    Municipal      Consumer
             Municipal Fund      Index         Bond Index     Price Index
             --------------      ----------    ----------     -----------
10/31/1998     $  9,700          $ 10,000       $ 10,000       $ 10,000
10/31/1999        9,350             9,875         10,142         10,256
10/31/2000       10,140            10,671         10,691         10,610
10/31/2001       11,129            11,756         11,680         10,835
10/31/2002       11,698            12,441         12,288         11,055
10/31/2003       12,152            13,064         12,835         11,280
10/31/2004       12,670            13,823         13,272         11,640
10/31/2005       12,821            14,065         13,352         12,146
10/31/2006       13,422            14,827         13,877         12,305
10/31/2007       13,729            15,300         14,407         12,782
10/31/2008       13,532            15,261         15,002         13,356

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND --
PERFORMANCE COMPARISON(1) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                       Cumulative Total Returns (With Load)                 Average Annual Total Returns
                                  ------------------------------------------------  ------------------------------------------------
Periods Ended                                                            Since                                             Since
October 31, 2008                  1 Year  3 Years  5 Years  10 Years  Inception(2)  1 Year  3 Years  5 Years  10 Years  Inception(2)
------------------------------------------------------------------------------------------------------------------------------------
Managed Municipal Fund            -4.41%    2.38%    7.98%   35.32%     146.37%      -4.41%   0.79%   1.55%    3.07%       4.95%
Barclays Capital General
  Obligation Index(3)             -0.25%    8.50%   16.82%   52.61%     194.03%      -0.25%   2.76%   3.16%    4.32%       5.95%
Barclays Capital Prerefunded
Municipal Bond Index(3)            4.13%   12.35%   16.89%   50.02%     165.94%       4.13%   3.96%   3.17%    4.14%       5.38%
Consumer Price Index(4)            4.49%    9.96%   18.40%   33.56%      40.04%       4.49%   3.21%   3.44%    2.94%       1.82%

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distributions of the Fund's income and capital gains may be subject to state and local taxes.

(2) The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.

(3) The Barclays Capital General Obligation Index is an unmanaged index reflecting general municipal bond market performance. The Barclays Capital Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the general Barclays Capital Municipal Bond Index, and contains only bonds from that index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

(4)   The Consumer Price Index is a widely used measure of inflation.

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND --
ISI CLASS A PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A SHARES, BARCLAYS
         CAPITAL INTERMEDIATE TREASURY INDEX, BARCLAYS CAPITAL EMERGING
      AMERICAS INDEX: MEXICO SECTION / CITIGROUP US BROAD INVESTMENT-GRADE
          BOND INDEX MEXICO SECTOR AND CONSUMER PRICE INDEX: VALUE OF A
            $10,000 INVESTMENT (FOR 10 YEARS ENDED OCTOBER 31, 2008)
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

                                            Barclays Capital Emerging
                                              Americas Index: Mexico
            North American                    Section/Citigroup
              Government    Barclays Capital  US Broad Investment-   Consumer
            Bond Fund - ISI   Intermediate     Grade Bond Index       Price
            Class A Shares   Treasury Index      Mexico Sector        Index
            --------------   --------------    -----------------      -----

10/31/1998    $ 9,700          $ 10,000           $ 10,000          $ 10,000
10/31/1999      9,678            10,066             11,522            10,256
10/31/2000     10,610            10,736             13,588            10,610
10/31/2001     12,164            12,172             15,465            10,835
10/31/2002     12,678            12,969             17,170            11,055
10/31/2003     13,202            13,266             19,710            11,280
10/31/2004     13,680            13,699             21,524            11,640
10/31/2005     14,281            13,698             22,815            12,146
10/31/2006     15,143            14,285             24,495            12,305
10/31/2007     16,160            15,158             26,351            12,782
10/31/2008     16,242            16,426             20,071            13,356

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND --
PERFORMANCE COMPARISON(1) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                       Cumulative Total Returns (With Load)                 Average Annual Total Returns
                                  ------------------------------------------------  ------------------------------------------------
Periods Ended                                                            Since                                             Since
October 31, 2008                  1 Year  3 Years  5 Years  10 Years  Inception(2)  1 Year  3 Years  5 Years  10 Years  Inception(2)
------------------------------------------------------------------------------------------------------------------------------------
North American Government
  Bond Fund - ISI
  Class A Shares                  -2.47%    10.28%  19.33%    62.42%    131.30%       -2.47%   3.31%  3.60%    4.97%       5.45%
North American Government
  Bond Fund - ISI
  Class C Shares                  -1.08%    11.57%  19.10%        --     15.98%       -1.08%   3.72%  3.56%       --       2.75%
Barclays Capital Intermediate
  Treasury Index(4)                8.36%    19.91%  23.82%    64.26%    138.66%        8.36%   6.24%  4.37%    5.09%       5.68%
Barclays Capital Emerging
  Americas Index: Mexico
  Section / Citigroup US
  Broad Investment-Grade
  Bond Index Mexico Sector(5)    -23.83%   -12.03%   1.83%   100.71%    242.85%      -23.83%  -4.18%  0.36%    7.22%       8.14%
Consumer Price Index(6)            4.49%     9.96%  18.40%    33.56%     57.31%        4.49%   3.21%  3.44%    2.94%       2.92%

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.

(2) ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.

(3) ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Barclays Capital Intermediate Treasury Index from May 31, 2003 through October 31, 2008 were 22.44% and 1.32%, respectively.

(4) The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

(5)   Reflects the performance of the Barclays Capital Emerging  Americas Index:
      Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through October 31, 2006 and the Barclays Capital Global Aggregate Index: Mexico from October 31, 2006 through October 31, 2008. The Barclays Capital Emerging Americas Index: Mexico Section has been discontinued. Barclays Capital Emerging Americas Index: Mexico Section was an unmanaged sub-index of the Barclays Capital Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities  of one year or more.  The Barclays  Capital  Global  Aggregate
      Index: Mexico Section is an unmanaged sub-index of Barclays Capital Global Aggregate Index which provides broad-based measure of global investment-grade fixed income markets. The Mexico Section reflects the US dollar performance of selected Mexican government peso-denominated debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

(6)   The Consumer Price Index is a widely used measure of inflation.

--------------------------------------------------------------------------------
ISI STRATEGY FUND --
PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             ISI STRATEGY FUND, DOW JONES WILSHIRE 5000 (FULL CAP)
                        INDEX, AND CONSUMER PRICE INDEX:
      VALUE OF A $10,000 INVESTMENT (FOR 10 YEARS ENDED OCTOBER 31, 2008)
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

                                   Dow Jones
                                 Wilshire 5000
                  ISI Strategy     (Full Cap)  Consumer Price
                      Fund           Index         Index
                  ------------   ------------- --------------
10/31/1998         $  9,700        $ 10,000      $ 10,000
10/31/1999           10,941          13,946        10,256
10/31/2000           11,763          15,076        10,610
10/31/2001           10,171          11,226        10,835
10/31/2002            9,368           9,720        11,055
10/31/2003           10,911          12,096        11,280
10/31/2004           11,752          13,305        11,640
10/31/2005           12,879          14,738        12,146
10/31/2006           14,554          17,185        12,305
10/31/2007           16,562          19,812        12,782
10/31/2008           11,512          12,594        13,356

--------------------------------------------------------------------------------
ISI STRATEGY FUND --
PERFORMANCE COMPARISON(1) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                       Cumulative Total Returns (With Load)                 Average Annual Total Returns
                                  ------------------------------------------------  ------------------------------------------------
Periods Ended                                                            Since                                             Since
October 31, 2008                  1 Year  3 Years  5 Years  10 Years  Inception(2)  1 Year  3 Years  5 Years  10 Years  Inception(2)
------------------------------------------------------------------------------------------------------------------------------------
ISI Strategy Fund                -32.58%   -13.26%   2.39%   15.12%      29.21%      -32.58%  -4.63%  0.47%    1.42%        2.33%
Dow Jones Wilshire 5000
  (Full Cap) Index(3)            -36.43%   -14.55%   4.12%   25.94%     100.31%      -36.43%  -5.10%  0.81%    2.33%        6.47%
Consumer Price Index(4)            4.49%     9.96%  18.40%   33.56%     185.55%        4.49%   3.21%  3.44%    2.94%       10.42%
Lipper Flexible Portfolio
  Funds Average(5)               -30.50%    -8.68%   8.16%   18.36%      48.25%      -30.50%  -2.98%  1.58%    1.70%        3.62%

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge.

(2) The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.

(3) The Dow Jones Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

(4)   The Consumer Price Index is a widely used measure of inflation.

(5) Lipper figures represent the average total returns by all mutual funds designated by Lipper as falling into the category indicated. The Lipper Flexible Portfolio Funds category includes funds that allocate their investment across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return.

--------------------------------------------------------------------------------
SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

ACTUAL EXPENSES - "Actual Return" in the following table provides information about actual account values and actual expenses. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - "Hypothetical Returns" in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, "Hypothetical Returns" in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

TOTAL RETURN US TREASURY FUND

                                     BEGINNING         ENDING
                                   ACCOUNT VALUE   ACCOUNT VALUE      EXPENSES PAID   ANNUALIZED
                                    MAY 1, 2008   OCTOBER 31, 2008   DURING PERIOD(1)   EXPENSE
------------------------------------------------------------------------------------------------
Based on Actual Fund Return ...      $1,000.00        $1,003.40           $4.03          0.80%
Based on Hypothetical 5% Return      $1,000.00        $1,021.12           $4.06          0.80%
------------------------------------------------------------------------------------------------

MANAGED MUNICIPAL FUND

                                     BEGINNING         ENDING
                                   ACCOUNT VALUE   ACCOUNT VALUE      EXPENSES PAID   ANNUALIZED
                                    MAY 1, 2008   OCTOBER 31, 2008   DURING PERIOD(1)   EXPENSE
------------------------------------------------------------------------------------------------
Based on Actual Fund Return ...      $1,000.00        $  962.60           $4.79          0.97%
Based on Hypothetical 5% Return      $1,000.00        $1,020.26           $4.93          0.97%
------------------------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND CLASS A

                                     BEGINNING         ENDING
                                   ACCOUNT VALUE   ACCOUNT VALUE      EXPENSES PAID   ANNUALIZED
                                    MAY 1, 2008   OCTOBER 31, 2008   DURING PERIOD(1)   EXPENSE
------------------------------------------------------------------------------------------------
Based on Actual Fund Return ...      $1,000.00        $  961.50           $5.29          1.07%
Based on Hypothetical 5% Return      $1,000.00        $1,019.17           $5.45          1.07%
------------------------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND CLASS C

                                     BEGINNING         ENDING
                                   ACCOUNT VALUE   ACCOUNT VALUE      EXPENSES PAID   ANNUALIZED
                                    MAY 1, 2008   OCTOBER 31, 2008   DURING PERIOD(1)   EXPENSE
------------------------------------------------------------------------------------------------
Based on Actual Fund Return ...      $1,000.00        $  958.40           $8.40          1.71%
Based on Hypothetical 5% Return      $1,000.00        $1,016.56           $8.65          1.71%
------------------------------------------------------------------------------------------------

ISI STRATEGY FUND

                                     BEGINNING         ENDING
                                   ACCOUNT VALUE   ACCOUNT VALUE      EXPENSES PAID   ANNUALIZED
                                    MAY 1, 2008   OCTOBER 31, 2008   DURING PERIOD(1)   EXPENSE
------------------------------------------------------------------------------------------------
Based on Actual Fund Return ...      $1,000.00        $  753.20           $4.37          0.99%
Based on Hypothetical 5% Return      $1,000.00        $1,020.15           $5.04          0.99%
------------------------------------------------------------------------------------------------

(1) Equals the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 366 to reflect the half-year period.

-------------------------------------------------------------
PORTFOLIO PROFILES (UNAUDITED)
-------------------------------------------------------------

PORTFOLIO PROFILES (AS A % OF NET ASSETS)   OCTOBER 31, 2008

TOTAL RETURN US TREASURY FUND

US Treasury Obligations                             97.03%
Repurchase Agreements                                1.09%
Other Assets and Liabilities                         1.88%
                                                  ----------
                                                   100.00%

MANAGED MUNICIPAL FUND

Aaa*                                                71.51%
Aa*                                                 21.14%
US Treasury Obligations                              1.77%
Repurchase Agreements                                4.57%
Other Assets and Liabilities                         1.01%
                                                  ----------
                                                   100.00%
* Ratings are from Moody's Investors Service, Inc.

NORTH AMERICAN GOVERNMENT BOND FUND

Canadian Securities                                 13.47%
Mexican Securities                                   6.77%
US Treasury Securities                              75.61%
Repurchase Agreements                                3.02%
Other Assets and Liabilities                         1.13%
                                                   ----------
                                                   100.00%


ISI STRATEGY FUND

Consumer Discretionary                               5.76%
Consumer Staples                                     8.02%
Energy                                              10.45%
Financials                                          14.27%
Health Care                                         13.22%
Industrials                                          9.42%
Information Technology                              13.02%
Materials                                            1.46%
Telecommunications Services                          0.92%
Utilities                                            3.12%
US Treasury Obligations                             19.24%
Repurchase Agreements                                0.83%
Other Assets and Liabilities                         0.27%
                                                  ----------
                                                   100.00%

--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2008

                                INTEREST    MATURITY    PRINCIPAL      MARKET
SECURITY                          RATE        DATE        AMOUNT        VALUE
--------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 97.03%
  US Treasury Bonds               7.625%    02/15/25    $5,000,000  $  6,659,375
  US Treasury Bonds               6.000%    02/15/26    11,500,000    13,112,702
  US Treasury Bonds               6.375%    08/15/27    16,000,000    19,167,504
  US Treasury Bonds               5.000%    05/15/37     5,000,000     5,508,595
  US Treasury Notes               5.500%    05/15/09    11,500,000    11,765,040
  US Treasury Notes               4.875%    06/30/09     1,700,000     1,740,775
  US Treasury Notes               4.625%    07/31/09     9,000,000     9,217,269
  US Treasury Notes               4.000%    08/31/09     1,000,000     1,021,719
  US Treasury Notes               4.000%    09/30/09     5,000,000     5,117,190
  US Treasury Notes               4.875%    08/15/16     1,000,000     1,065,703
  US Treasury Notes               3.875%    05/15/18     2,370,000     2,366,853
  US Treasury Notes               4.000%    08/15/18    37,500,000    37,561,538
  US Treasury Notes               7.875%    02/15/21     1,650,000     2,112,645

                                                                    ------------

TOTAL US TREASURY OBLIGATIONS
  (COST $118,287,982)...........................................    $116,416,908
                                                                    ------------

REPURCHASE AGREEMENT - 1.09%
  JPMORGAN CHASE, N.A.
    Dated 10/31/08, 0.15%, principal and interest
    in the amount of $1,303,016 due 11/3/08,
    collateralized by US Treasury Bond, par value of
    $1,230,000 due 2/15/37 with a value of $1,329,100
    (Cost $1,303,000) ..............................  $ 1,303,000   $  1,303,000
                                                                    ------------

TOTAL INVESTMENTS - 98.12%
  (COST $119,590,982)*...........................................   $117,719,908
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.88%....................      2,252,790
                                                                    ------------
NET ASSETS - 100.00%.............................................   $119,972,698
                                                                    ============

* Cost for Federal income tax purpose is $119,590,982 and net unrealized appreciation (depreciation) on a tax basis consists of:

            Gross Unrealized Appreciation ..........   $    452,125
            Gross Unrealized Depreciation ..........     (2,323,199)
                                                       ------------
            Net Unrealized Depreciation. ...........   $ (1,871,074)
                                                       ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2008

                                                                RATINGS
                                            INTEREST  MATURITY (MOODY'S/     PRINCIPAL        MARKET
SECURITY                                      RATE      DATE    S&P)(1)        AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 92.65%
GENERAL OBLIGATIONS - 59.77%
Alexandria, VA, Capital Improvements ...     4.250%   06/15/21   Aaa/AAA    $  3,300,000   $  3,117,246
Arlington County, VA,
  State Aid Withholding ................     4.500%   01/15/28   Aaa/AAA       2,000,000      1,819,740
Arlington County, VA,
  State Aid Withholding ................     5.000%   10/01/14   Aaa/AAA       1,080,000      1,092,787
Cary, NC ...............................     5.000%   03/01/18   Aaa/AAA       2,000,000      2,070,940
Dallas, TX .............................     4.000%   02/15/16   Aa1/AA+       2,450,000      2,442,674
Delaware State, Series A ...............     4.200%   01/01/20   Aaa/AAA       1,675,000      1,594,098
Du Page County, IL, Jail Project .......     5.600%   01/01/21   Aaa/AAA       1,600,000      1,684,656
Florida State, Board of Education,
  Public Education, Series I ...........     4.125%   06/01/21   Aa1/AAA       3,000,000      2,621,850
Georgia State, Series G ................     4.125%   10/01/23   Aaa/AAA       2,000,000      1,781,580
Georgia State, Series B ................     3.000%   04/01/27   Aaa/AAA       1,000,000        698,500
Gwinnett County, GA, School District, ..     5.000%   02/01/36   Aaa/AAA       1,500,000      1,435,380
Henrico County, VA,
  Public Improvement ...................     4.250%   07/15/24   Aaa/AAA       2,830,000      2,549,009
Maryland State, Capital Improvements,
  Series A .............................     4.000%   02/15/20   Aaa/AAA       4,000,000      3,663,720
Mecklenburg County, NC,
  Public Improvements, Series A ........     4.000%   02/01/20   Aaa/AAA       3,000,000      2,763,300
Missouri State, Fourth State
  Building, Series A ...................     4.125%   10/01/19   Aaa/AAA       2,000,000      1,919,120
Montgomery County, MD,
  Public Improvements, Series A ........     4.000%   05/01/21   Aaa/AAA       2,450,000      2,201,056
Prince Georges County, MD, Public
  Improvements .........................     4.125%   07/15/26   Aa1/AAA       2,000,000      1,636,000
Salt Lake City, UT, School District,
  School Board Guaranty, Series A ......     4.500%   03/01/20   Aaa/NR        2,240,000      2,190,653
South Carolina State,
  Highway, Series B ....................     5.000%   04/01/19   Aaa/AA+       1,000,000      1,016,580
Virginia State, Series B ...............     4.250%   06/01/26   Aaa/AAA       2,500,000      2,186,425
Washington State, Series F .............     4.500%   07/01/27   Aa1/AA+       2,500,000      2,199,725
Washington, MD, Suburban
  Sanitation District, Water Supply ....     4.250%   06/01/26   Aaa/AAA       2,500,000      2,186,425
                                                                                           ------------
                                                                                           $ 44,871,464
                                                                                           ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2008

                                                                RATINGS
                                            INTEREST  MATURITY (MOODY'S/     PRINCIPAL        MARKET
SECURITY                                      RATE      DATE    S&P)(1)        AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 92.65% (CONTINUED)
OTHER REVENUE - 6.97%
Fairfax County, VA, Water Authority
  Water Revenue ........................     4.500%   04/01/27   Aaa/AAA    $  2,500,000   $  2,234,025
Texas, Water Development Board
  Revenue, State Revolving Fund-Senior
  Lien, Series A .......................     4.750%   07/15/20   Aaa/AAA       3,000,000      2,999,790
                                                                                           ------------
                                                                                           $  5,233,815
                                                                                           ------------
PREREFUNDED ISSUES - 25.91%
Charlotte, NC, Water & Sewer System
  Revenue, 06/01/09 @ 101 ..............     5.250%   06/01/24   Aa1/AAA       1,600,000      1,649,616
Chesterfield County, VA, 01/15/10 @ 100      5.625%   01/15/14   Aaa/AAA       1,350,000      1,405,647
Chesterfield County, VA, 01/15/11 @ 100      5.000%   01/15/20   Aaa/AAA       1,000,000      1,050,050
Florida State, Board of Education,
  Public Education Capital Outlay,
  Series A, 06/01/10 @ 101 .............     5.125%   06/01/21   Aaa/AAA       1,000,000      1,052,030
Georgia State, Series D, Refundable
  Balance, 10/01/10 @ 100 ..............     5.000%   10/01/17   Aaa/AAA         390,000        409,137
Guilford County, NC, Series B,
  10/01/10 @ 102 .......................     5.250%   10/01/16   Aa1/AAA       3,000,000      3,219,150
Gwinnett County, GA, Water &
  Sewer Authority, 08/01/12 @ 100 ......     5.250%   08/01/24   Aaa/AAA       1,500,000      1,615,365
Minnesota State, 06/01/10 @ 100 ........     5.500%   06/01/18   Aa1/AAA       2,000,000      2,098,940
North Carolina State, Public School
  Building, 04/01/09 @ 102 .............     4.600%   04/01/17   Aaa/AAA       5,000,000      5,161,600
South Carolina State, State Institutional,
  Series A, 03/01/10 @ 101 .............     5.300%   03/01/17   Aaa/AA+       1,700,000      1,785,153
                                                                                           ------------
                                                                                           $ 19,446,688
                                                                                           ------------
TOTAL MUNICIPAL BONDS
  (COST $71,393,988) ...................                                                   $ 69,551,967
                                                                                           ------------

US TREASURY OBLIGATIONS - 1.77%
US Treasury Notes ......................     4.625%   07/31/09              $    500,000   $    511,914
US Treasury Notes ......................     4.000%   08/31/09                   800,000        817,375
                                                                                           ------------
TOTAL US TREASURY NOTES
  (COST $1,328,548).....................                                                   $  1,329,289
                                                                                           ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2008

                                                                       MARKET
SECURITY                                                                VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.57%
  JPMORGAN CHASE, N.A.
    Dated 10/31/08, 0.15%, principal and interest
    in the amount of $3,435,043 due 11/3/08,
    collateralized by US Treasury Bond, par value
    of $3,245,000 due 2/15/37 with a value of
    $3,506,446 (Cost $3,435,000) ...................   $ 3,435,000   $ 3,435,000
                                                                     -----------

TOTAL INVESTMENTS - 98.99%
  (COST $76,157,536)*...............................                 $74,316,256
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.01%.......                     755,703
                                                                     -----------
NET ASSETS - 100.00%................................                 $75,071,959
                                                                     ===========
--------------------------------------------------------------------------------

(1)   Moody's Municipal Bond Ratings:
         Aaa   Judged to be of the best quality
         Aa    Judged  to be of  high  quality  by  all  standards.  Issues  are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.

      S & P Municipal Bond Ratings:
         AAA   Of the highest quality
         AA    The second strongest capacity for payment of debt services. Those issues  determinded to posses very strong safety  characteristics are denoted with a plus (+) sign.
         NR    Bond is not rated by this Agency.

      Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

* Cost for Federal income tax purpose is $76,157,536 and net unrealized appreciation (depreciation) on a tax basis consists of:

            Gross Unrealized Appreciation ..........   $  1,610,123
            Gross Unrealized Depreciation ..........     (3,451,403)
                                                       ------------
            Net Unrealized Depreciation. ...........   $ (1,841,280)
                                                       ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2008

                                   INTEREST     MATURITY       PRINCIPAL     MARKET
SECURITY                             RATE         DATE         AMOUNT(1)      VALUE
-------------------------------------------------------------------------------------
CANADIAN SECURITIES - 13.47%
Canadian Government Bonds            3.750%    06/01/10  CAD  2,300,000  $  1,959,181
Canadian Government Bonds            3.750%    06/01/12       7,500,000     6,457,794
Canadian Government Bonds            3.500%    06/01/13       3,100,000     2,649,718
Canadian Government Bonds            4.000%    06/01/17      12,500,000    10,620,954
                                                                         ------------

TOTAL CANADIAN SECURITIES
  (COST $25,175,003) ..................................................  $ 21,687,647
                                                                         ------------

MEXICAN SECURITIES - 6.77%
Mexican Bono(2)                      9.000%    12/22/11  MXP 40,322,900  $  3,217,889
Mexican Bono(2)                      9.000%    12/20/12      31,782,400     2,522,867
Mexican Bono(2)                      8.000%    12/17/15      49,017,000     3,656,043
Mexican Bono(2)                      7.250%    12/15/16      21,000,000     1,496,549
                                                                         ------------

TOTAL MEXICAN SECURITIES
  (COST $13,160,156) ..................................................  $ 10,893,348
                                                                         ------------

US TREASURY OBLIGATIONS - 75.61%
US Treasury Bonds                    7.625%    02/15/25    $10,100,000   $ 13,451,937
US Treasury Bonds                    6.000%    02/15/26      2,000,000      2,280,470
US Treasury Bonds                    6.375%    08/15/27      9,600,000     11,500,502
US Treasury Bonds                    6.250%    05/15/30      7,200,000      8,705,254
US Treasury Notes                    4.875%    05/15/09     12,500,000     12,746,100
US Treasury Notes                    4.875%    06/30/09      6,000,000      6,143,910
US Treasury Notes                    4.625%    07/31/09        600,000        614,485
US Treasury Notes                    4.000%    08/31/09      4,000,000      4,086,876
US Treasury Notes                    4.000%    09/30/09      9,000,000      9,210,942
US Treasury Notes                    4.875%    08/15/16     10,600,000     11,296,452
US Treasury Notes                    3.875%    05/15/18      2,500,000      2,496,680
US Treasury Notes                    4.000%    08/15/18     37,000,000     37,060,717
US Treasury Notes                    7.875%    02/15/21      1,650,000      2,112,645
                                                                         ------------

TOTAL US TREASURY OBLIGATIONS
  (COST $123,342,789).................................................   $121,706,970
                                                                         ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2008

                                                                       MARKET
SECURITY                                                                VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.02%
  JPMORGAN CHASE, N.A.
    Dated 10/31/08, 0.15%, principal and interest
    in the amount of $4,852,061 due 11/3/08,
    collateralized by US Treasury Bond, par value
    of $4,585,000 due 2/15/37 with a value of
    $4,954,408 (Cost $4,852,000) ...................  $ 4,852,000   $ 4,852,000
                                                                    ------------

TOTAL INVESTMENTS - 98.87%
  (COST $166,529,948)* ............................                 $159,139,965
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.13%......                    1,822,376
                                                                    ------------
NET ASSETS - 100.00%...............................                 $160,962,341
                                                                    ============
--------------------------------------------------------------------------------

CAD   Canadian dollar

MXP   Mexican peso

(1)   Principal Amount is shown in US dollars unless otherwise noted.

(2) Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.

* Cost for Federal income tax purpose is $166,529,948 and net unrealized appreciation (depreciation) on a tax basis consists of:

            Gross Unrealized Appreciation ..........   $    173,778
            Gross Unrealized Depreciation ..........     (7,563,761)
                                                       ------------
            Net Unrealized Depreciation. ...........   $ (7,389,983)
                                                       ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2008

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 79.66%
AEROSPACE & DEFENSE - 2.08%
Goodrich Corp.                                             1,100    $     40,216
Honeywell International, Inc.                              3,500         106,575
L-3 Communications Holdings, Inc.                          4,000         324,680
Northrop Grumman Corp.                                    10,000         468,900
United Technologies Corp.                                  3,000         164,880
                                                                    ------------
                                                                       1,105,251
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.61%
FedEx Corp.                                                5,000         326,850
                                                                    ------------
AIRLINES - 0.88%
Southwest Airlines Co.                                    40,000         471,200
                                                                    ------------
AUTO COMPONENTS - 0.32%
Cooper Tire & Rubber Co.                                   5,000          38,150
Johnson Controls, Inc.                                     7,560         134,039
                                                                    ------------
                                                                         172,189
                                                                    ------------
AUTOMOBILES - 0.01%
Fleetwood Enterprises, Inc.*                              13,500           6,075
                                                                    ------------
BEVERAGES - 0.55%
Coca-Cola Co.                                              5,000         220,300
Pepsico, Inc.                                              1,284          73,201
                                                                    ------------
                                                                         293,501
                                                                    ------------
BIOTECHNOLOGY - 2.86%
Amgen, Inc.*                                               7,300         437,197
Biogen Idec, Inc.*                                         4,000         170,200
Genentech, Inc.*                                           6,324         524,513
Genzyme Corp.*                                             5,000         364,400
Savient Pharmaceuticals, Inc.*                             5,300          25,228
                                                                    ------------
                                                                       1,521,538
                                                                    ------------
CAPITAL MARKETS - 2.73%
BGC Partners, Inc.                                         1,544           6,315
Bank of New York Mellon Corp. (The)                          842          27,449
Blackrock, Inc. Class A                                    2,240         294,202
Calamos Asset Management, Inc. - Class A                   5,000          41,050
Charles Schwab Corp.                                      14,100         269,592
E*TRADE Financial Corp.*                                   5,600          10,192

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS - 2.73% (CONTINUED)
FCStone Group, Inc.*                                       9,700    $     57,715
Goldman Sachs Group, Inc.                                  1,000          92,500
Knight Capital Group, Inc. - Class A*                      5,000          72,300
Merrill Lynch & Co.                                        6,120         113,771
Penson Worldwide, Inc.*                                    5,000          35,700
SEI Investments Co.                                        6,400         113,152
SWS Group, Inc.                                            5,000          92,800
State Street Corp.                                         5,300         229,755
                                                                    ------------
                                                                       1,456,493
                                                                    ------------
CHEMICALS - 1.12%
Ashland, Inc.                                              5,000         112,950
FMC Corp.                                                  2,700         117,558
International Flavors & Fragrance, Inc.                   11,500         366,620
                                                                    ------------
                                                                         597,128
                                                                    ------------
COMMERCIAL BANKS - 3.47%
Associated Banc-Corp                                       5,000         110,300
Boston Private Financial Holdings, Inc.                    4,000          35,360
Colonial BancGroup, Inc. (The)                             5,800          23,722
Columbia Banking System, Inc.                              4,400          70,048
Cullen/Frost Bankers, Inc.                                 5,000         279,850
F.N.B. Corp.                                               5,100          66,810
First Commonwealth Financial Corp.                         9,400         103,964
First Financial Bancorp.                                   4,000          53,800
Frontier Financial Corp.                                  10,000          66,600
Glacier Bancorp, Inc.                                      5,000         100,850
Hancock Holding Co.                                        5,000         220,800
Prosperity Bancshares, Inc.                                5,000         166,050
Provident Bankshares Corp.                                 4,000          42,680
Regions Financial Corp.                                      546           6,055
Sterling Financial Corp.                                   4,000          33,960
Susquehanna Bancshares, Inc.                               5,000          77,450
UCBH Holdings, Inc.                                        4,000          21,120
UMB Financial Corp.                                        5,000         226,650
US Bancorp                                                 2,473          73,720
United Community Banks, Inc.                               4,800          62,976
Zions Bancorp.                                               100           3,811
                                                                    ------------
                                                                       1,846,576
                                                                    ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2008

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 79.66% (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES - 0.53%
Copart, Inc.*                                              5,000    $    174,500
Herman Miller, Inc.                                        5,000         110,000
                                                                    ------------
                                                                         284,500
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 1.43%
Cisco Systems, Inc.*                                      40,857         726,029
Juniper Networks, Inc.*                                    1,795          33,638
                                                                    ------------
                                                                         759,667
                                                                    ------------
COMPUTERS & PERIPHERALS - 4.70%
Apple, Inc.*                                               5,848         629,186
Hewlett-Packard Co.                                       10,000         382,800
International Business Machines Corp.                     13,422       1,247,843
NCR Corp.*                                                 5,000          91,400
Teradata Corp.*                                           10,000         153,900
                                                                    ------------
                                                                       2,505,129
                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.25%
Layne Christensen Co.*                                     5,000         131,400
                                                                    ------------
CONSUMER FINANCE - 0.50%
AmeriCredit Corp.*                                         9,000          52,740
Discover Financial Services, LLC                           6,240          76,440
First Cash Financial Services, Inc.*                       5,000          76,850
SLM Corp.*                                                 5,600          59,752
                                                                    ------------
                                                                         265,782
                                                                    ------------
DISTRIBUTORS - 0.11%
Genuine Parts Co.                                          1,450          57,058
                                                                    ------------
DIVERSIFIED CONSUMER SERVICES - 0.40%
Career Education Corp.*                                    4,000          63,240
Corinthian Colleges, Inc.*                                 4,000          57,120
Jackson Hewitt Tax Service, Inc.                           4,000          55,120
Sotheby's                                                  4,000          37,240
                                                                    ------------
                                                                         212,720
                                                                    ------------

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.77%
CIT Group, Inc.                                            4,100    $     16,974
CME Group, Inc.                                              800         225,720
Citigroup, Inc.                                           12,702         173,382
Financial Federal Corp.                                   15,000         347,250
Moody's Corp.                                              6,974         178,534
                                                                    ------------
                                                                         941,860
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.68%
AT&T, Inc.                                                11,039         295,514
Fairpoint Communications, Inc.                               771           3,069
Globalstar, Inc.*                                         13,500           7,425
PAETEC Holding Corp.*                                      9,300           8,370
Qwest Communications International, Inc.                   9,900          28,314
Verizon Communications, Inc.                                 688          20,413
                                                                    ------------
                                                                         363,105
                                                                    ------------
ELECTRIC UTILITIES - 2.05%
Alleghany Energy, Inc.                                     7,200         217,080
DPL, Inc.                                                 31,100         709,391
PPL Corp.                                                  5,000         164,100
                                                                    ------------
                                                                       1,090,571
                                                                    ------------
ELECTRICAL EQUIPMENT - 0.25%
Advanced Battery Technologies, Inc.*                      14,300          40,755
Rockwell Automation, Inc.                                  3,439          95,157
                                                                    ------------
                                                                         135,912
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.21%
Agilent Technologies, Inc.*                                5,105         113,280
                                                                    ------------
ENERGY EQUIPMENT & SERVICES - 1.34%
Halliburton Co.                                            5,000          98,950
National Oilwell Varco, Inc.*                              5,000         149,450
Superior Energy Services, Inc.*                            3,500          74,620
Transocean, Inc.*                                          4,757         391,644
                                                                    ------------
                                                                         714,664
                                                                    ------------
FOOD & STAPLES RETAILING - 2.04%
Costco Wholesale Corp.                                     2,860         163,049
Wal-Mart Stores, Inc.                                     14,266         796,185
Walgreen Co.                                               5,000         127,300
                                                                    ------------
                                                                       1,086,534
                                                                    ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2008

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 79.66% (CONTINUED)
FOOD PRODUCTS - 1.83%
General Mills, Inc.                                        5,000    $    338,700
Hershey Co. (The)                                          5,000         186,200
Hormel Foods Corp.                                        10,000         282,600
McCormick & Co. - Non-Voting Shares                        5,000         168,300
                                                                    ------------
                                                                         975,800
                                                                    ------------
GAS UTILITIES - 0.79%
Energen Corp.                                              7,100         238,347
National Fuel Gas Co.                                      5,000         180,950
                                                                    ------------
                                                                         419,297
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.53%
AngioDynamics, Inc.*                                       5,000          63,000
Baxter International, Inc.                                   500          30,245
Beckman Coulter, Inc.                                        100           4,992
DENTSPLY International, Inc.                               4,000         121,520
IDEXX Laboratories, Inc.*                                  5,000         175,950
Immucor, Inc.*                                             4,000         106,200
Medtronic, Inc.                                            2,670         107,681
Meridian Bioscience, Inc.                                  5,000         122,900
Sirona Dental Systems, Inc.*                               5,000          79,850
                                                                    ------------
                                                                         812,338
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES - 2.51%
Aetna, Inc.                                                5,400         134,298
AmerisourceBergen Corp.                                   10,000         312,700
CIGNA Corp.                                                8,046         131,150
Express Scripts, Inc.*                                     5,000         303,050
Health Net, Inc.*                                         10,000         128,800
McKesson Corp.                                             4,700         172,913
Unitedhealth Group, Inc.                                   6,548         155,384
                                                                    ------------
                                                                       1,338,295
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE - 1.28%
Burger King Holdings, Inc.                                 5,000          99,400
McDonald's Corp.                                          10,000         579,300
                                                                    ------------
                                                                         678,700
                                                                    ------------
HOUSEHOLD DURABLES - 0.02%
Harman International Industries, Inc.                        600          11,022
                                                                    ------------

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.29%
Procter & Gamble Co.                                      10,644    $    686,964
                                                                    ------------

INDUSTRIAL CONGLOMERATES - 1.23%
3M Co.                                                     2,400         154,320
General Electric Co.                                      20,834         406,471
Textron, Inc.                                              5,400          95,580
                                                                    ------------
                                                                         656,371
                                                                    ------------
INSURANCE - 3.06%
Aon Corp.                                                  6,800         287,640
eHealth, Inc.*                                             4,600          58,512
LandAmerica Financial Group, Inc.                          9,000          88,650
Loews Corp.                                               13,000         431,730
MBIA, Inc.                                                 6,200          60,946
Marsh & McLennan Cos., Inc.                                5,363         157,243
MetLife, Inc.                                             10,000         332,200
Prudential Financial, Inc.                                 5,000         150,000
Torchmark Corp.                                              200           8,354
Travelers Cos., Inc. (The)                                   100           4,255
XL Capital Ltd. - Class A                                  5,000          48,500
                                                                    ------------
                                                                       1,628,030
                                                                    ------------
INTERNET & CATALOG RETAIL - 0.37%
Amazon.com, Inc.*                                          1,000          57,240
drugstore.com, Inc.*                                       5,000           8,900
Expedia, Inc.*                                             2,543          24,184
NutriSystem, Inc.                                          4,000          56,600
Stamps.com, Inc.*                                          5,000          48,800
                                                                    ------------
                                                                         195,724
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 1.82%
Akamai Technologies, Inc.*                                 5,000          71,900
eBay, Inc.*                                                2,840          43,367
Google, Inc. - Class A*                                    2,200         790,592
Yahoo!, Inc.*                                              5,000          64,100
                                                                    ------------
                                                                         969,959
                                                                    ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2008

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 79.66% (CONTINUED)
IT SERVICES - 0.27%
Fidelity National Information Services, Inc.                 279    $      4,210
Heartland Payment Systems, Inc.                            3,000          52,230
Hewitt Associates, Inc. - A*                               2,940          81,997
Lender Processing Services, Inc.                             139           3,207
                                                                    ------------
                                                                         141,644
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES - 1.09%
Affymetrix, Inc.*                                          4,000          14,760
Covance, Inc.*                                             5,000         250,000
Invitrogen Corp.*                                         10,000         287,900
PerkinElmer, Inc.                                          1,000          17,940
Pharmanet Development Group, Inc.*                         5,000           8,000
                                                                    ------------
                                                                         578,600
                                                                    ------------
MACHINERY - 0.70%
Flow International Corp.*                                  5,000          19,200
Illinois Tool Works, Inc.                                  1,138          37,998
Joy Global, Inc.                                           5,000         144,900
Manitowoc Company, Inc.                                   14,000         137,760
Mueller Water Products, Inc.  - Class B                    4,000          26,320
Timken Co.                                                   300           4,764
                                                                    ------------
                                                                         370,942
                                                                    ------------
MEDIA - 1.29%
DIRECTV Group, Inc. (The)*                                10,000         218,900
DreamWorks Animation SKG*                                  3,439          96,636
Interpublic Group of Companies, Inc.*                      1,900           9,861
Marvel Entertainment, Inc.*                                5,000         160,950
McGraw-Hill Companies, Inc.                                  600          16,104
New York Times Co. - Class A                               5,000          50,000
News Corp. - Class A                                         604           6,427
Walt Disney Co. (The)                                      5,000         129,500
                                                                    ------------
                                                                         688,378
                                                                    ------------

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
METALS & MINING - 0.34%
Newmont Mining Corp.                                       5,000    $    131,700
Titanium Metals Corp.                                      5,000          46,550
                                                                    ------------
                                                                         178,250
                                                                    ------------
MULTILINE RETAIL - 0.22%
Sears Holdings Corp.*                                      1,200          69,288
Target Corp.                                               1,198          48,064
                                                                    ------------
                                                                         117,352
                                                                    ------------
MULTI-UTILITIES - 0.28%
MDU Resources Group, Inc.                                  5,000          91,050
TECO Energy, Inc.                                          5,000          57,700
                                                                    ------------
                                                                         148,750
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS - 9.11%
Chevron Corp.                                              9,328         695,869
ConocoPhillips                                             8,650         449,973
Denbury Resources, Inc.*                                   5,000          63,550
EXCO Resources, Inc.*                                      5,200          47,788
Exxon Mobil Corp.                                         26,424       1,958,547
Hess Corp.                                                 3,439         207,062
Kinder Morgan Management, LLC*                             5,384         268,947
Marathon Oil Corp.                                         9,000         261,900
Mariner Energy, Inc.*                                         94           1,353
Newfield Exploration Co.*                                  5,000         114,900
Plains Exploration & Production Co.*                      10,000         282,000
Quicksilver Resources, Inc.*                              15,000         157,050
Williams Companies, Inc.                                   7,600         159,372
XTO Energy, Inc.                                           5,000         179,750
                                                                    ------------
                                                                       4,848,061
                                                                    ------------
PERSONAL PRODUCTS - 0.23%
Avon Products, Inc.                                        5,000         124,150
                                                                    ------------
PHARMACEUTICALS - 5.24%
Abbott Laboratories                                        4,335         239,075
Allergan, Inc.                                               420          16,661
Bristol-Myers Squibb Co.                                   2,247          46,176
Cypress Bioscience, Inc.*                                  4,800          26,112
Eli Lilly & Co.                                            2,396          81,033
Forest Laboratories, Inc.*                                10,000         232,300
Johnson & Johnson                                         12,606         773,252

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2008

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 79.66% (CONTINUED)
PHARMACEUTICALS - 5.24% (CONTINUED)
King Pharmaceuticals, Inc.*                                7,400    $     65,046
Pfizer, Inc.                                              56,763       1,005,273
Salix Pharmaceuticals, Ltd.*                               6,300          57,960
Schering-Plough Corp.                                      4,500          65,205
ViroPharma, Inc.*                                          5,000          62,700
Wyeth                                                      3,630         116,813
                                                                    ------------
                                                                       2,787,606
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 1.60%
Boston Properties, Inc.                                    5,100         361,488
ProLogis                                                   5,000          70,000
Public Storage, Inc.                                       5,186         422,659
                                                                    ------------
                                                                         854,147
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.14%
Forestar Real Estate Group, Inc.*                          7,900          69,125
Meruelo Maddux Properties, Inc.*                           4,000           3,920
                                                                    ------------
                                                                          73,045
                                                                    ------------
ROAD & RAIL - 2.88%
Burlington Northern Santa Fe Corp.                         5,000         445,300
CSX Corp.                                                  5,000         228,600
Kansas City Southern*                                      5,000         154,350
Ryder Systems, Inc.                                        1,000          39,620
Union Pacific Corp.                                       10,000         667,700
                                                                    ------------
                                                                       1,535,570
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.61%
Broadcom Corp.- Class A*                                   6,950         118,706
Entegris, Inc.*                                            1,444           3,884
Integrated Device Technology, Inc.*                        1,400           8,904
Intel Corp.                                                3,674          58,784
International Rectifier Corp.*                             1,000          15,440
LSI Logic Corp.*                                          15,000          57,750
Linear Technology Corp.                                    5,600         127,008
Marvell Technology Group Ltd.*                             7,400          51,504

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.61% (CONTINUED)
MEMC Electronic Materials, Inc.*                           5,000    $     91,900
Micron Technology, Inc.*                                   5,000          23,550
NVIDIA Corp.*                                              5,000          43,800
Skyworks Solutions, Inc.*                                    800           5,704
Teradyne, Inc.*                                            5,000          25,500
Texas Instruments, Inc.                                   10,000         195,600
Volterra Semiconductor Corp.*                              3,000          28,320
                                                                    ------------
                                                                         856,354
                                                                    ------------
SOFTWARE - 2.98%
Adobe Systems, Inc.*                                       5,000         133,200
ANSYS, Inc.*                                               5,000         143,150
Electronic Arts, Inc*                                     10,000         227,800
Macrovision Solutions Corp.*                               1,631          18,072
Microsoft Corp.                                           30,146         673,160
Oracle Corp.*                                             13,100         239,599
Sonic Solutions*                                           5,000          10,200
Symantec Corp.*                                            5,600          70,448
Symyx Technologies, Inc.*                                  5,000          22,050
Synchronoss Technologies, Inc.*                            5,000          38,850
Synopsys, Inc.*                                              630          11,516
                                                                    ------------
                                                                       1,588,045
                                                                    ------------
SPECIALTY RETAIL - 1.85%
Aaron Rents, Inc.                                          4,000          99,160
American Eagle Outfitters, Inc.                            6,700          74,504
Bed Bath & Beyond, Inc.*                                   5,300         136,581
Best Buy Co., Inc.                                           456          12,225
Borders Group, Inc.                                        5,100          17,289
Cato Corp. (The) - Class A                                 5,500          85,360
Christopher & Banks Corp.                                  5,000          26,100
Eddie Bauer Holdings, Inc.*                                4,000          13,720
Foot Locker, Inc.                                          5,300          77,486
Home Depot, Inc.                                           5,000         117,950
Hot Topic, Inc.*                                           5,000          32,400
Office Depot, Inc.*                                          100             360
O'Reilly Automotive, Inc.*                                 4,000         108,440

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2008

                                                                      MARKET
SECURITY                                                  SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 79.66% (CONTINUED)
SPECIALTY RETAIL - 1.85% (CONTINUED)
Pacific Sunwear of California, Inc.*                       7,700    $     26,334
Stage Stores, Inc.                                         5,600          43,176
Systemax, Inc.                                             4,000          56,640
Tween Brands, Inc.*                                        6,500          55,380
                                                                    ------------
                                                                         983,105
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 1.00%
Bank Mutual Corp.                                          5,200          59,956
Brookline Bancorp, Inc.                                    5,000          58,500
CORUS Bankshares, Inc.                                    17,100          37,620
First Niagara Financial Group, Inc.                        5,000          78,850
Flagstar Bancorp, Inc.                                     6,700          12,730
MGIC Investment, Inc.                                      6,300          24,444
PMI Group, Inc. (The)                                      1,200           2,988
Provident Financial Services, Inc.                         5,000          73,300
TrustCo Bank Corp.                                        15,000         182,550
                                                                    ------------
                                                                         530,938
                                                                    ------------
TOBACCO  - 1.97%
Altria Group, Inc.                                        12,171         233,561
Philip Morris International, Inc.                          6,871         298,682
Reynolds America, Inc.                                     5,000         244,800
UST, Inc.                                                  4,000         270,360
                                                                    ------------
                                                                       1,047,403
                                                                    ------------
WIRELESS TELECOMMUNICATIONS SERVICES - 0.24%
American Tower Corp.- Class A*                             4,000         129,240
                                                                    ------------

TOTAL COMMON STOCK
   (COST $50,702,590)                                               $ 42,413,063
                                                                    ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2008

                                   INTEREST    MATURITY    PRINCIPAL       MARKET
SECURITY                             RATE        DATE        AMOUNT         VALUE
-----------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 19.24%
US Treasury Bonds                    6.000%    02/15/26    $1,000,000   $ 1,140,235
US Treasury Bonds                    6.750%    08/15/26     3,050,000     3,758,887
US Treasury Bonds                    6.375%    08/15/27       200,000       239,594
US Treasury Bonds                    5.000%    05/15/37       500,000       550,859
US Treasury Notes                    4.875%    05/15/09     1,300,000     1,325,594
US Treasury Notes                    4.625%    07/31/09       600,000       614,485
US Treasury Notes                    3.875%    10/31/12     1,000,000     1,066,954
US Treasury Notes                    3.875%    05/15/18       550,000       549,270
US Treasury Notes                    4.000%    08/15/18     1,000,000     1,001,641
                                                                        -----------
TOTAL US TREASURY OBLIGATIONS
  (COST $9,965,326)...................................................  $10,247,519
                                                                        -----------

REPURCHASE AGREEMENT - 0.83%
  JPMORGAN CHASE, N.A.
    Dated 10/31/08, 0.15%, principal and interest
    in the amount of $441,006 due 11/3/08,
    collateralized by US Treasury Bond, par value
    of $420,000 due 2/15/37 with a value of
    $453,839 (Cost $441,000) ............................   $ 441,000   $   441,000
                                                                        -----------

TOTAL INVESTMENTS - 99.73%
  (COST $61,108,916)**................................................  $53,101,582
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.27%.........................      143,235
                                                                        -----------
NET ASSETS - 100.00%..................................................  $53,244,817
                                                                        ===========

*     Non-income producing

** Cost for Federal income tax purpose is $61,188,435 and net unrealized appreciation (depreciation) on a tax basis consists of:

            Gross Unrealized Appreciation ..........   $  4,312,907
            Gross Unrealized Depreciation ..........    (12,396,070)
                                                       ------------
            Net Unrealized Depreciation. ...........   $ (8,086,853)
                                                       ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2008

                                                          TOTAL RETURN        MANAGED
                                                          US TREASURY        MUNICIPAL
                                                              FUND              FUND
----------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
     At cost ..........................................   $ 119,590,982    $  76,157,536
                                                          =============    =============
     At value (Note 1) ................................   $ 117,719,908    $  74,316,256
   Cash ...............................................              --              892
   Interest receivable ................................       1,406,866          866,181
   Receivable for capital shares sold .................       1,028,503          108,392
   Other assets .......................................          25,343           21,812
                                                          -------------    -------------
     TOTAL ASSETS .....................................     120,180,620       75,313,533
                                                          -------------    -------------
LIABILITIES
   Bank overdraft .....................................             329               --
   Distributions payable ..............................          95,152          165,076
   Payable for capital shares redeemed ................          18,788               --
   Accrued investment advisory fees (Note 2) ..........          26,523           24,770
   Accrued distribution expenses (Note 2) .............          25,597           15,481
   Accrued administration fees (Note 2) ...............          12,500            7,500
   Accrued transfer agent fees (Note 2) ...............           2,800            1,000
   Other accrued expenses .............................          26,233           27,747
                                                          -------------    -------------
     TOTAL LIABILITIES ................................         207,922          241,574
                                                          -------------    -------------

NET ASSETS ............................................   $ 119,972,698    $  75,071,959
                                                          =============    =============
NET ASSETS CONSIST OF:
   Paid-in capital ....................................   $ 121,938,924    $  76,788,963
   Distributions in excess of net investment income. ..         (95,152)              --
   Accumulated net realized gains
     from security transactions .......................              --          124,276
   Net unrealized depreciation on investments .........      (1,871,074)      (1,841,280)
                                                          -------------    -------------
Net assets ............................................   $ 119,972,698    $  75,071,959
                                                          =============    =============
Shares of capital stock outstanding of $0.001 par value
   ISI Shares (115,000,000 and 55,000,000 shares
   authorized, respectively) ..........................      12,510,639        7,533,774
                                                          =============    =============

Net asset value and redemption price per share ........   $        9.59    $        9.96
                                                          =============    =============

Maximum offering price value per share
   (100/97) x Net asset value per share ...............   $        9.89    $       10.27
                                                          =============    =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2008

                                                       NORTH AMERICAN        ISI
                                                      GOVERNMENT BOND      STRATEGY
                                                            FUND             FUND
-------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
     At cost .......................................   $ 166,529,948    $  61,108,916
                                                       -------------    -------------
     At value (Note 1) .............................   $ 159,139,965    $  53,101,582
   Cash ............................................             241              851
   Dividends and interest receivable, at value .....       2,121,731          157,115
   Receivable for capital shares sold ..............         497,365           18,388
   Other assets ....................................          34,751           24,517
                                                       -------------    -------------
     TOTAL ASSETS ..................................     161,794,053       53,302,453
                                                       -------------    -------------

LIABILITIES
   Distributions payable ...........................         292,278               --
   Payable for capital shares redeemed .............         353,535            2,409
   Accrued investment advisory fees (Note 2) .......          55,123           18,361
   Accrued distribution expenses (Note 2) ..........          61,220           11,476
   Accrued shareholder servicing fees (Note 2) .....           4,355               --
   Accrued administration fees (Note 2) ............          16,800            5,600
   Accrued transfer agent fees (Note 2) ............           5,300            2,100
   Other accrued expenses ..........................          43,101           17,690
                                                       -------------    -------------
     TOTAL LIABILITIES .............................         831,712           57,636
                                                       -------------    -------------

NET ASSETS .........................................   $ 160,962,341    $  53,244,817
                                                       =============    =============

NET ASSETS CONSIST OF:
   Paid-in capital .................................   $ 168,751,243    $  62,296,402
   Undistributed (distributions in excess of) net
     investment income .............................        (292,278)          34,455
   Accumulated net realized gains (losses)
     from security and foreign currency transactions              --       (1,078,706)
   Net unrealized depreciation
     on investments and foreign currencies .........      (7,496,624)      (8,007,334)
                                                       -------------    -------------
Net assets .........................................   $ 160,962,341    $  53,244,817
                                                       =============    =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)                OCTOBER 31, 2008

                                                             NORTH AMERICAN        ISI
                                                            GOVERNMENT BOND      STRATEGY
                                                                  FUND             FUND
-------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK
OUTSTANDING OF $0.001 PAR VALUE
   ISI Class A Shares (50,000,000 shares authorized) ......      19,438,474              --
                                                              =============   =============
   ISI Class C Shares (5,000,000 shares authorized) .......       2,862,727              --
                                                              =============   =============
   ISI Shares (25,000,000 shares authorized) ..............              --       5,527,708
                                                              =============   =============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   ISI Class A Shares (based on net assets of $140,326,116)   $        7.22   $          --
                                                              =============   =============
   ISI Class C Shares (based on net assets of $20,636,225)*   $        7.21   $          --
                                                              =============   =============
   ISI Shares .............................................   $          --   $        9.63
                                                              =============   =============

MAXIMUM OFFERING PRICE VALUE PER SHARE
  (100/97) X NET ASSET VALUE PER SHARE
   ISI Class A Shares .....................................   $        7.44   $          --
                                                              =============   =============
   ISI Shares .............................................   $          --   $        9.93
                                                              =============   =============

* Contingent deferred sales charge of 1.00% is imposed on the sale of shares if redeemed within the first year of purchase.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS                             YEAR ENDED OCTOBER 31, 2008

                                                    TOTAL RETURN     MANAGED
                                                     US TREASURY    MUNICIPAL
                                                         FUND          FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .....................................   $  4,478,777   $  3,313,834
                                                    ------------   ------------
EXPENSES
   Investment advisory fees (Note 2) ............        309,096        298,782
   Distribution fees (Note 2) ...................        307,331        186,738
   Administration fees (Note 2) .................        143,909         87,454
   Professional fees ............................         71,271         37,784
   Transfer agent fees (Note 2) .................         35,396         12,035
   Registration fees ............................         21,880         22,724
   Compliance consulting fees (Note 2) ..........         23,704         13,594
   Custodian fees ...............................         22,291         11,726
   Directors' fees and expenses .................         19,430         13,570
   Other expenses ...............................         16,143         34,723
                                                    ------------   ------------
     TOTAL EXPENSES .............................        970,451        719,130
                                                    ------------   ------------

NET INVESTMENT INCOME ...........................      3,508,326      2,594,704
                                                    ------------   ------------
REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from:
     Security transactions ......................      1,336,175        124,614
   Net change in unrealized appreciation/
     depreciation on investments ................        713,946     (3,752,876)
                                                    ------------   ------------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS ................      2,050,121     (3,628,262)
                                                    ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM OPERATIONS ...................   $  5,558,447   $ (1,033,558)
                                                    ============   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS                            YEAR ENDED OCTOBER 31, 2008

                                                    NORTH AMERICAN     ISI
                                                   GOVERNMENT BOND   STRATEGY
                                                         FUND          FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ....................................   $         --   $    944,439
   Interest .....................................      6,393,051        508,865
                                                    ------------   ------------
       TOTAL INVESTMENT INCOME ..................      6,393,051      1,453,304
                                                    ------------   ------------
EXPENSES
   Investment advisory fees (Note 2) ............        627,088        290,246
   Distribution fees:
     ISI Class A Shares .........................        550,191
     ISI Class C Shares .........................        144,182
     ISI Shares .................................                       181,404
   Administration fees (Note 2) .................        183,715         84,823
   Transfer agent fees:
     ISI Class A Shares .........................         54,808
     ISI Class C Shares .........................          7,965
     ISI Shares .................................                        26,705
   Professional fees ............................         74,356         43,246
   Shareholder servicing fees:
     ISI Class C Shares .........................         48,061             --
   Registration fees ............................         33,548         26,929
   Custodian fees ...............................         26,492         13,166
   Directors' fees and expenses .................         24,213         12,850
   Compliance consulting fees (Note 2) ..........         29,256         11,033
   Other expenses ...............................         53,552         26,678
                                                    ------------   ------------
     TOTAL EXPENSES .............................      1,857,427        717,080
                                                    ------------   ------------

NET INVESTMENT INCOME ...........................      4,535,624        736,224
                                                    ------------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS AND FOREIGN CURRENCIES (NOTE 3)
   Net realized gains (losses) from:
     Security transactions ......................      2,005,283       (971,359)
     Foreign currency transactions ..............         91,663             --
   Net change in unrealized appreciation/
     depreciation on:
     Investments ................................     (6,318,663)   (23,945,840)
     Foreign currency translation ...............       (128,543)            --
                                                    ------------   ------------
NET REALIZED AND UNREALIZED LOSSES ON
   INVESTMENTS AND FOREIGN CURRENCIES ...........     (4,350,260)   (24,917,199)
                                                    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ..............................   $    185,364   $(24,180,975)
                                                    ============   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI TOTAL RETURN US TREASURY FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  YEAR             YEAR
                                                                 ENDED            ENDED
                                                               OCTOBER 31,      OCTOBER 31,
                                                                  2008             2007
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................................   $   3,508,326    $   4,947,388
   Net realized gains (losses) on security transactions ..       1,336,175         (533,469)
   Net change in unrealized appreciation/
     depreciation on investments .........................         713,946        1,546,328
                                                             -------------    -------------
Net increase in net assets from operations ...............       5,558,447        5,960,247
                                                             -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ............................      (3,593,392)      (4,897,087)
   From net realized gains from security transactions ....        (802,706)         (12,992)
   From return of capital ................................              --         (104,188)
                                                             -------------    -------------
Net decrease in net assets from
   distributions to shareholders .........................      (4,396,098)      (5,014,267)
                                                             -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............................       9,736,141        6,319,187
   Net asset value of shares issued in reinvestment
     of distributions to shareholders ....................       3,006,912        3,348,275
   Payments for shares redeemed ..........................     (18,700,781)     (39,629,589)
                                                             -------------    -------------
Net decrease in net assets from capital share transactions      (5,957,728)     (29,962,127)
                                                             -------------    -------------

TOTAL DECREASE IN NET ASSETS .............................      (4,795,379)     (29,016,147)

NET ASSETS
   Beginning of year .....................................     124,768,077      153,784,224
                                                             -------------    -------------
   End of year ...........................................   $ 119,972,698    $ 124,768,077
                                                             =============    =============
DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME .................................   $     (95,152)   $    (117,726)
                                                             =============    =============
CAPITAL SHARE ACTIVITY
   Sold ..................................................         994,698          675,464
   Reinvested ............................................         309,350          356,856
   Redeemed ..............................................      (1,921,166)      (4,234,096)
                                                             -------------    -------------
   Net decrease in shares outstanding ....................        (617,118)      (3,201,776)
   Shares outstanding, beginning of year .................      13,127,757       16,329,533
                                                             -------------    -------------
   Shares outstanding, end of year .......................      12,510,639       13,127,757
                                                             =============    =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  YEAR             YEAR
                                                                 ENDED            ENDED
                                                               OCTOBER 31,      OCTOBER 31,
                                                                  2008             2007
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................................   $   2,594,704    $   2,768,327
   Net realized gains on security transactions ...........         124,614          302,012
   Net change in unrealized appreciation/
     depreciation on investments .........................      (3,752,876)      (1,359,099)
                                                             -------------    -------------
Net increase (decrease) in net assets from operations ....      (1,033,558)       1,711,240
                                                             -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ............................      (3,320,777)      (2,444,322)
   From net realized gains from security transactions ....        (302,252)        (720,919)
                                                             -------------    -------------
Net decrease in net assets from
   distributions to shareholders .........................      (3,623,029)      (3,165,241)
                                                             -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............................      14,259,928        3,715,876
   Net asset value of shares issued in reinvestment
     of distributions to shareholders ....................       1,901,352        1,836,701
   Payments for shares redeemed ..........................      (9,470,677)     (13,940,935)
                                                             -------------    -------------
Net increase (decrease) in net assets from
    capital share transactions ...........................       6,690,603       (8,388,358)
                                                             -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..................       2,034,016       (9,842,359)

NET ASSETS
   Beginning of year .....................................      73,037,943       82,880,302
                                                             -------------    -------------
   End of year ...........................................   $  75,071,959    $  73,037,943
                                                             =============    =============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME .................................   $          --    $     726,011
                                                             =============    =============

CAPITAL SHARE ACTIVITY
   Sold ..................................................       1,370,154          350,339
   Reinvested ............................................         181,645          172,566
   Redeemed ..............................................        (903,279)      (1,310,969)
                                                             -------------    -------------
   Net increase (decrease) in shares outstanding .........         648,520         (788,064)
   Shares outstanding, beginning of year .................       6,885,254        7,673,318
                                                             -------------    -------------
   Shares outstanding, end of year .......................       7,533,774        6,885,254
                                                             =============    =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  YEAR             YEAR
                                                                 ENDED            ENDED
                                                               OCTOBER 31,      OCTOBER 31,
                                                                  2008             2007
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................................   $   4,535,624    $   5,210,288
   Net realized gains on security and
     foreign currency transactions .......................       2,096,946        1,593,508
   Net change in unrealized appreciation/depreciation
     on investments and foreign currencies ...............      (6,447,206)       2,654,081
                                                             -------------    -------------
Net increase in net assets from operations ...............         185,364        9,457,877
                                                             -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     ISI Class A Shares ..................................      (3,389,286)      (6,373,815)
     ISI Class C Shares ..................................        (348,008)        (652,731)
   From net realized gains from security transaction
     ISI Class A Shares ..................................      (2,557,037)              --
     ISI Class C Shares ..................................        (357,527)              --
   From return of capital
     ISI Class A Shares ..................................        (569,757)        (156,882)
     ISI Class C Shares ..................................         (79,664)         (16,066)
                                                             -------------    -------------
NET DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS .........................      (7,301,279)      (7,199,494)
                                                             -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold
     ISI Class A Shares ..................................      43,826,856       17,184,282
     ISI Class C Shares ..................................       8,998,180        3,349,326
   Net asset value of shares issued in reinvestment
     of distributions to shareholders
     ISI Class A Shares ..................................       3,405,028        3,218,998
     ISI Class C Shares ..................................         531,357          397,242
   Payments for shares redeemed
     ISI Class A Shares ..................................     (32,470,695)     (37,507,806)
     ISI Class C Shares ..................................      (4,808,955)      (2,737,227)
                                                             -------------    -------------
Net increase (decrease) in net assets from
   capital share transactions ............................      19,481,771      (16,095,185)
                                                             -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..................      12,365,856      (13,836,802)

NET ASSETS
   Beginning of year .....................................     148,596,485      162,433,287
                                                             -------------    -------------
   End of year ...........................................   $ 160,962,341    $ 148,596,485
                                                             =============    =============
DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME .................................   $    (292,278)   $    (272,991)
                                                             =============    =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  YEAR             YEAR
                                                                 ENDED            ENDED
                                                               OCTOBER 31,      OCTOBER 31,
                                                                  2008             2007
-------------------------------------------------------------------------------------------
CAPITAL SHARE ACTIVITY
   Sold
     ISI Class A Shares ..................................       5,760,050        2,336,309
     ISI Class C Shares ..................................       1,176,213          454,890
   Reinvested
     ISI Class A Shares ..................................         447,131          437,899
     ISI Class C Shares ..................................          69,882           54,106
   Redeemed
     ISI Class A Shares ..................................      (4,273,002)      (5,097,813)
     ISI Class C Shares ..................................        (624,903)        (374,116)

   Net increase (decrease) in shares outstanding
     ISI Class A Shares ..................................       1,934,179       (2,323,605)
     ISI Class C Shares ..................................         621,192          134,880

   Shares outstanding, beginning of year
     ISI Class A Shares ..................................      17,504,295       19,827,900
     ISI Class C Shares ..................................       2,241,535        2,106,655
   Shares outstanding, end of year
     ISI Class A Shares ..................................      19,438,474       17,504,295
     ISI Class C Shares ..................................       2,862,727        2,241,535

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  YEAR             YEAR
                                                                 ENDED            ENDED
                                                               OCTOBER 31,      OCTOBER 31,
                                                                  2008             2007
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................................   $     736,224    $     913,806
   Net realized gains (losses) on security transactions ..        (971,359)       4,355,339
   Net change in unrealized appreciation/
     depreciation on investments .........................     (23,945,840)       4,419,629
                                                             -------------    -------------
Net increase (decrease) in net assets from operations ....     (24,180,975)       9,688,774
                                                             -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ............................        (738,026)        (913,710)
   From net realized gains from security transactions ....      (4,289,022)      (1,880,666)
                                                             -------------    -------------
Net decrease in net assets from
   distributions to shareholders .........................      (5,027,048)      (2,794,376)
                                                             -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............................      11,373,856       11,950,032
   Net asset value of shares issued in reinvestment
     of distributions to shareholders ....................       4,465,374        2,410,919
   Payments for shares redeemed ..........................     (13,921,636)     (10,158,032)
                                                             -------------    -------------
Net increase in net assets from capital share transactions       1,917,594        4,202,919
                                                             -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..................     (27,290,429)      11,097,317

NET ASSETS
   Beginning of year .....................................      80,535,246       69,437,929
                                                             -------------    -------------
   End of year ...........................................   $  53,244,817    $  80,535,246
                                                             =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME ......................   $      34,455    $      36,257
                                                             =============    =============
CAPITAL SHARE ACTIVITY
   Sold ..................................................         882,661          850,502
   Reinvested ............................................         334,700          175,991
   Redeemed ..............................................      (1,122,582)        (723,124)
                                                             -------------    -------------
   Net increase in shares outstanding ....................          94,779          303,369
   Shares outstanding, beginning of year .................       5,432,929        5,129,560
                                                             -------------    -------------
   Shares outstanding, end of year .......................       5,527,708        5,432,929
                                                             =============    =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI TOTAL RETURN US TREASURY FUND FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                  YEARS ENDED OCTOBER 31,
                                             ------------------------------------------------------------------
                                                2008          2007          2006          2005          2004
---------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of year ....................    $     9.50    $     9.42    $     9.33    $     9.57    $     9.92
                                             ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
   Net investment income(a) .............          0.28          0.35          0.32          0.29          0.24
   Net realized and unrealized gains
      (losses) on investments ...........          0.16          0.08          0.12         (0.16)         0.19
                                             ----------    ----------    ----------    ----------    ----------
Total from investment operations ........          0.44          0.43          0.44          0.13          0.43
                                             ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net
      investment income .................         (0.28)        (0.34)        (0.35)        (0.25)        (0.23)
   Distributions from net
      realized gains ....................         (0.07)        (0.00)*          --         (0.03)        (0.33)
   Distributions from
      return of capital .................            --         (0.01)           --         (0.09)        (0.22)
                                             ----------    ----------    ----------    ----------    ----------
Total distributions .....................         (0.35)        (0.35)        (0.35)        (0.37)        (0.78)
                                             ----------    ----------    ----------    ----------    ----------

Net asset value at end of year ..........          9.59          9.50          9.42          9.33          9.57
                                             ==========    ==========    ==========    ==========    ==========

Total return(b) .........................         4.61%         4.66%         4.83%         1.38%         4.64%
                                             ==========    ==========    ==========    ==========    ==========

Net assets at end of year (000's) .......    $  119,973    $  124,768    $  153,784    $  165,974    $  194,790
                                             ==========    ==========    ==========    ==========    ==========

Ratio of expenses to
   average net assets ...................         0.79%         0.79%         0.76%(c)      0.70%         0.69%

Ratio of net investment income to
   average net assets ...................         2.86%         3.68%         3.44%(c)      3.01%         2.56%

Portfolio turnover rate .................           70%           29%           51%           16%           31%
---------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the year.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The October 31, 2006 ratios of expenses and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.

*     Amount less than $0.005 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                  YEARS ENDED OCTOBER 31,
                                             ------------------------------------------------------------------
                                                2008          2007          2006          2005          2004
---------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of year ....................    $    10.61    $    10.80    $    10.68    $    10.91    $    10.89
                                             ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income(a) .............          0.36          0.38          0.39          0.40          0.38
   Net realized and unrealized gains
      (losses) on investments ...........         (0.50)        (0.14)         0.10         (0.27)         0.08
                                             ----------    ----------    ----------    ----------    ----------
Total from investment operations ........         (0.14)         0.24          0.49          0.13          0.46
                                             ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
   Dividends from net
      investment income .................         (0.47)        (0.34)        (0.34)        (0.36)        (0.44)
   Distributions from net
      realized gains ....................         (0.04)        (0.09)        (0.03)           --            --
                                             ----------    ----------    ----------    ----------    ----------
Total distributions .....................         (0.51)        (0.43)        (0.37)        (0.36)        (0.44)
                                             ----------    ----------    ----------    ----------    ----------

Net asset value at end of year ..........    $     9.96    $    10.61    $    10.80    $    10.68    $    10.91
                                             ==========    ==========    ==========    ==========    ==========

TOTAL RETURN(b) .........................        (1.44%)        2.29%         4.68%         1.19%         4.26%
                                             ==========    ==========    ==========    ==========    ==========

Net assets at end of year (000's) .......    $   75,072    $   73,038    $   82,880    $   94,027    $  113,844
                                             ==========    ==========    ==========    ==========    ==========
Ratio of expenses to
   average net assets ...................         0.96%         0.94%         0.91%         0.86%         0.88%

Ratio of net investment income
   to average net assets ................         3.48%         3.57%         3.63%         3.64%         3.53%

Portfolio turnover rate .................            7%            5%            7%            7%           17%
---------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the year.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND - CLASS A
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                  YEARS ENDED OCTOBER 31,
                                             ------------------------------------------------------------------
                                                2008          2007          2006          2005          2004
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....    $     7.53    $     7.41    $     7.34    $     7.41    $     7.73
                                             ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income(a) ..............          0.23          0.26          0.25          0.26          0.24
  Net realized and unrealized
    gains (losses) on investments
    and foreign currencies ..............         (0.18)         0.22          0.18          0.06          0.03
                                             ----------    ----------    ----------    ----------    ----------
Total from investment operations ........          0.05          0.48          0.43          0.32          0.27
                                             ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ...................         (0.19)        (0.35)        (0.30)        (0.31)        (0.16)
  Distributions from
    net realized gains ..................         (0.14)           --         (0.01)        (0.03)        (0.08)
  Distributions from
    return of capital ...................         (0.03)        (0.01)        (0.05)        (0.05)        (0.35)
                                             ----------    ----------    ----------    ----------    ----------
Total distributions .....................         (0.36)        (0.36)        (0.36)        (0.39)        (0.59)
                                             ----------    ----------    ----------    ----------    ----------

Net asset value at end of year ..........    $     7.22    $     7.53    $     7.41    $     7.34    $     7.41
                                             ==========    ==========    ==========    ==========    ==========

TOTAL RETURN(b) .........................         0.51%         6.71%         6.04%         4.39%         3.62%
                                             ==========    ==========    ==========    ==========    ==========

Net assets at end of year (000's) .......    $  140,326    $  131,748    $  146,854    $  177,101    $  204,266
                                             ==========    ==========    ==========    ==========    ==========

Ratio of expenses to
  average net assets ....................         1.11%         1.11%         1.06%(c)      1.04%         1.05%

Ratio of net investment income
   to average net assets ................         2.97%         3.54%         3.47%(c)      3.55%         3.22%

Portfolio turnover rate .................          108%           49%           53%           66%           47%
---------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the year.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The October 31, 2006 ratios of expenses and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND - CLASS C
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                  YEARS ENDED OCTOBER 31,
                                             ------------------------------------------------------------------
                                                2008          2007          2006          2005          2004
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....    $     7.52    $     7.40    $     7.33    $     7.40    $     7.72
                                             ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income  (a) ............          0.18          0.21          0.21          0.21          0.19
  Net realized and unrealized
    gains (losses) on investments
    and foreign currencies...............         (0.18)         0.22          0.17          0.06          0.02
                                             ----------    ----------    ----------    ----------    ----------
Total from investment operations ........          0.00          0.43          0.38          0.27          0.21
                                             ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ...................         (0.14)        (0.30)        (0.25)        (0.26)        (0.14)
  Distributions from
    net realized gains ..................         (0.14)           --         (0.01)        (0.03)        (0.08)
  Distributions from
    return of capital ...................         (0.03)        (0.01)        (0.05)        (0.05)        (0.31)
                                             ----------    ----------    ----------    ----------    ----------
Total distributions .....................         (0.31)        (0.31)        (0.31)        (0.34)        (0.53)
                                             ----------    ----------    ----------    ----------    ----------

Net asset value at end of year ..........    $     7.21    $     7.52    $     7.40    $     7.33    $     7.40
                                             ==========    ==========    ==========    ==========    ==========

TOTAL RETURN(b) .........................        (0.12%)        6.03%         5.35%         3.73%         2.91%
                                             ==========    ==========    ==========    ==========    ==========

Net assets at end of year (000's) .......    $   20,636    $   16,848    $   15,579    $   15,944    $   18,616
                                             ==========    ==========    ==========    ==========    ==========

Ratio of expenses to
  average net assets ....................         1.73%         1.74%         1.72%         1.69%         1.77%

Ratio of net investment income
   to average net assets ................         2.34%         2.93%         2.81%         2.89%         2.50%

Portfolio turnover rate .................          108%           49%           53%           66%           47%
---------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the year.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                  YEARS ENDED OCTOBER 31,
                                             ------------------------------------------------------------------
                                                2008          2007          2006          2005          2004
---------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year .....................    $    14.82    $    13.54    $    12.12    $    11.21    $    10.50
                                             ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income(a) .............          0.13          0.17          0.15          0.16          0.10
  Net realized and unrealized
    gains (losses) on investments
    and foreign currencies ..............         (4.39)         1.65          1.42          0.91          0.70
                                             ----------    ----------    ----------    ----------    ----------
Total from investment operations ........         (4.26)         1.82          1.57          1.07          0.80
                                             ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ...................         (0.13)        (0.17)        (0.15)        (0.16)        (0.09)
  Distributions from
    net realized gains ..................         (0.80)        (0.37)           --            --            --
                                             ----------    ----------    ----------    ----------    ----------
Total distributions .....................         (0.93)        (0.54)        (0.15)        (0.16)        (0.09)
                                             ----------    ----------    ----------    ----------    ----------

Net asset value at end of year ..........    $     9.63    $    14.82    $    13.54    $    12.12    $    11.21
                                             ==========    ==========    ==========    ==========    ==========

TOTAL RETURN(b) .........................       (30.49%)       13.79%        13.01%         9.59%         7.71%
                                             ==========    ==========    ==========    ==========    ==========

Net assets at end of year (000's) .......    $   53,245    $   80,535    $   69,438    $   60,205    $   44,920
                                             ==========    ==========    ==========    ==========    ==========
Ratio of net expenses
  to average net assets .................         0.99%         0.96%         0.95%         0.94%         1.12%

Ratio of net investment income
   to average net assets ................         1.02%         1.21%         1.17%         1.33%         0.92%

Portfolio turnover rate .................           42%           62%           41%           30%           66%
---------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the year.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2008

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.    ORGANIZATION

      Total Return US Treasury Fund, Inc. ("Total Return"), Managed Municipal Fund, Inc. ("Managed Municipal"), North American Government Bond Fund, Inc. ("North American") and ISI Strategy Fund, Inc. ("Strategy") (each a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940 as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

      Total  Return's  investment  objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

      Total Return, Managed Municipal and Strategy each currently offer a single class of shares (ISI Shares) to investors. North American offers two classes of shares - ISI Class A Shares and ISI Class C Shares. ISI Shares and ISI Class A Shares are subject to a maximum front-end sales charge equal to 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of ISI Class C Shares if redeemed within the first year after purchase.

      Total Return, Managed Municipal and Strategy are authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class C Shares at $0.001 par value.

B.    VALUATION OF SECURITIES

      Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Boards of Directors (the "Board"). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

      If a fair value is required, the investment advisor, or the sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

      As of October 31, 2008, there were no fair valued securities.

      The Financial Accounting Standards Boards ("FASB") Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The Funds' adopted Financial Accounting Standards No. 157 early.

      The following is a summary of the inputs used to value the Funds' net assets as of October 31, 2008:

                                                MANAGED        NORTH
                              TOTAL RETURN     MUNICIPAL      AMERICAN       STRATEGY
---------------------------------------------------------------------------------------
Level 1 - Quoted prices       $  1,303,000   $  3,435,000   $  4,852,000   $ 42,854,063
Level 2 - Other significant
  observable inputs            116,416,908     70,881,256    154,287,965     10,247,519
                              ------------   ------------   ------------   ------------
Total                         $117,719,908   $ 74,316,256   $159,139,965   $ 53,101,582
                              ------------   ------------   ------------   ------------

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

C.    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D.    DISTRIBUTIONS

      Total Return declares distributions daily, and North American declares monthly distributions at fixed rates approved by the Board. These distributions are paid monthly. To the extent that a Fund's net investment income is less than an approved fixed rate, some of its distributions be designated as a return of capital. Managed Municipal declares and pays dividends monthly from its net investment income. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E.    FEDERAL INCOME TAXES

      Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. As provided therein in any fiscal year in which a fund so qualifies and distributes at least 90% of all of its net taxable income, the Fund (but not its shareholders) will be relieved of Federal income tax on the income distributed. In addition, by distributing in each calendar year substantially all of its net investment income and net realized capital gains, a Fund will not be subject to Federal excise taxes. Accordingly, no Federal income or excise taxes have been accrued.

F.    FOREIGN CURRENCY TRANSLATION

      The Funds maintain their accounting records in U.S. dollars. North American determines the U.S. dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

      Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on North American's books and the U.S. dollar equivalent of the amounts actually received or paid. That portion of realized gains (losses) from security transactions that results from fluctuation in foreign currency exchange rates relating to the sale of foreign securities is not separately disclosed but is included in net realized gains (losses) from security transactions. That portion of unrealized gains and losses on investments that results from

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

fluctuations in foreign currency exchange rates is not separately disclosed but is included in the net change in unrealized appreciation/depreciation on investments.

G.    FORWARD FOREIGN CURRENCY CONTRACTS

      North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the U.S. dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

      North American determines the net U.S. dollar value of the forward foreign currency contracts using prevailing exchange rates. As of October 31, 2008, there were no open forward currency contracts.

H.    REPURCHASE AGREEMENTS

      Each Fund may make short-term investments in repurchase agreements that are fully collateralized by U.S. government securities. Under the terms of a repurchase agreement, a financial institution sells U.S. government securities to a Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, a Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, a Fund's claim on the collateral may be subject to legal proceedings.

I.    ESTIMATES

      In preparing its financial statements in conformity with U.S. generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results may be different.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

      International Strategy & Investment, Inc. ("ISI") is the Funds' investment advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

interest income. Managed Municipal, North American and Strategy each pay ISI a fee, which is calculated daily and paid monthly, at the annual rate of 0.40% of such Fund's average daily net assets.

      ISI has contractually agreed to waive its advisory fees and/or reimburse expenses of North American through February 28, 2009 to the extent necessary to limit the annual ordinary operating expenses of ISI Class C Shares to 1.85% of the average daily net assets attributable to such shares. During the year ended October 31, 2008, ISI was not required to waive any advisory fees.

      Los Angeles Capital Management and Equity Research, Inc. is Strategy's Sub-Advisor and is responsible for managing the common stocks in Strategy's portfolio. The Sub-Advisor is paid by ISI, not Strategy.

      ISI Group, Inc. ("ISI Group"), an affiliate of ISI, is the distributor for the Funds. Total Return, Managed Municipal and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.25% of their average daily net assets. North American's ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.40% and 1.00% (which may include up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively. During the year ended October 31, 2008, North American Class A shares did not pay any shareholder servicing fees.

      During the year ended October 31, 2008, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal, and Strategy of $7,076, $10,000 and $14,583, respectively, and $25,682 on sales of ISI Class A Shares of North American. ISI Group retained $17,946 contingent deferred sales charges on the sale of ISI Class C Shares of North American.

      Ultimus Fund Solutions, LLC ("Ultimus") is the administrator and fund accountant for the Funds pursuant to the terms of a Mutual Fund Services
Agreement. Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Directors. Ultimus also calculates the net asset value per share of each Fund and provides information necessary to prepare the Funds' financial statements and tax returns. For the performance of these services, the Funds pay Ultimus a fee at the annual rate of 0.10% of the combined average value of their daily net assets up to $500 million, 0.075% of such assets from $500 million to $1 billion, and 0.06% of such assets in excess of $1 billion, subject to an annual minimum fee of $500,000.

      Ultimus also maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

other shareholder service functions. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of $20 for each direct account and $15 for certain accounts established through financial intermediaries; provided, however, that the minimum monthly fee is $1,000. In addition, the Funds reimburse Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies.

      EJV Financial Services, LLC provides certain compliance services to the Funds. Edward J. Veilleux, Vice President and Chief Compliance Officer of the Funds, is also a principal of EJV Financial Services, LLC.

NOTE 3 - FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

      The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences may be either temporary or permanent in nature. To the extent they are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets or net asset value per share of the Funds.

      The  Funds  determine  their  net  investment   income  and  capital  gain
distributions in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

      During the year ended October 31, 2008, Total Return reclassified $107,640 from undistributed income to paid-in capital. Managed Municipal reclassified $92 from undistributed capital gains to undistributed income of $62 and paid-in capital of $30. North American reclassified $1,097,761 from undistributed capital gains to ordinary income of $817,617 and paid-in capital of $280,144.

      During the years ended October 31, 2008 and October 31, 2007, the components of distributions on a tax basis were as follows:

                           ORDINARY                TAX-EXEMPT                 LONG-TERM                  RETURN OF
                            INCOME                   INCOME                 CAPITAL GAINS                 CAPITAL
                    ------------------------  ------------------------  ------------------------  ------------------------
                    OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31, OCTOBER 31,
                        2008        2007         2008         2007         2008        2007           2008        2007
Total Return        $3,921,060   $4,910,079   $       --   $       --   $  475,038   $       --     $     --   $  104,188
Managed Municipal       94,841       72,962    3,241,083    2,371,360      287,105      720,919           --           --
North American       5,382,558    7,026,546           --           --    1,269,300           --      649,421      172,948
Strategy               809,371      913,710           --           --    4,217,677    1,880,666           --           --

      FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. As required by FIN 48, management has concluded that no provision for income tax is required in these financial statements. The statute of limitations on each Fund's tax returns remains open for the years ended October 31, 2006 and October 31, 2007.

      As  of  October  31,  2008,  the  components  of  distributable   earnings
(accumulated losses) on a tax basis were as follows:

                                                                       CAPITAL
                                   UNDISTRIBUTED                     UNREALIZED
                 UNDISTRIBUTED   LONG-TERM CAPITAL     LOSS         APPRECIATION   OTHER BOOK/TAX
                ORDINARY INCOME        GAINS        CARRYFORWARD   (DEPRECIATION)   DIFFERENCES       TOTAL
--------------------------------------------------------------------------------------------------------------
Total Return       $ (95,152)        $     --       $      --      $(1,871,074)     $      --      $(1,966,226)
Managed Municipal         --          124,276              --       (1,841,280)            --       (1,717,004)
North American            --               --              --       (7,496,624)      (292,278)      (7,788,902)
Strategy              24,815               --        (989,548)      (8,086,852)            --       (9,051,585)

      As of October 31, 2008, Strategy had capital loss carryforwards available to offset future realized gains. The losses for Strategy expire in 2016.

      Total Return and North American utilized capital loss carryforwards of $533,469 and $280,143, respectively, during the year ended October 31, 2008.

      The  difference  between  book  and  tax  basis  unrealized   appreciation
(depreciation) for Strategy was primarily due to wash sales.

      The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 2008, were as follows:

                   NON-US GOVERNMENT OBLIGATIONS     US GOVERNMENT OBLIGATIONS
                   -----------------------------     -------------------------
                       PURCHASES       SALES          PURCHASES        SALES
--------------------------------------------------------------------------------
Total Return         $        --   $        --       $62,194,269    $ 71,675,789
Managed Municipal      7,420,300     4,969,200                --              --
North American        15,577,472     2,968,986        93,384,538     104,529,152
Strategy              24,678,053    25,992,226         3,078,686       1,679,556

NOTE 4 - MARKET AND CREDIT RISK

      North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in U.S. government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the U.S. economy or the prices of U.S. government securities in the same manner. In addition, the value of bonds issued by non-U.S. governments may be affected by adverse international political and economic developments that may not impact the value of U.S. government securities.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTUAL OBLIGATIONS

      In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and believe the risk of loss thereunder to be remote.

NOTE 6 - OTHER INFORMATION

      On October 31, 2008, 1 shareholder account held approximately 10% of North American. This shareholder is an omnibus account, which is held on behalf of several individual shareholders.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND
SHAREHOLDERS OF TOTAL RETURN U.S. TREASURY FUND, INC.,
MANAGED MUNICIPAL FUND, INC., NORTH AMERICAN GOVERNMENT BOND FUND, INC., AND ISI STRATEGY FUND, INC.

We have audited the accompanying statements of assets and liabilities of the Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., North American Government Bond Fund, Inc., and ISI Strategy Fund, Inc., including the schedules of investments, as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years or periods ended October 31, 2005 were audited by other auditors whose report dated December 23, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., North American Government Bond Fund, Inc., and ISI Strategy Fund, Inc., as of October 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                           /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                               BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
December 23, 2008

--------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     OTHER
                          LENGTH              BUSINESS           DIRECTORSHIPS
                          OF TIME         EXPERIENCE DURING         HELD BY
NAME AND AGE              SERVED         THE PAST FIVE YEARS       DIRECTOR
--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
W. Murray Jacques       since 2002      President, WMJ               None
(age 72)                                Consulting, LLC
                                        (real estate
                                        investment
                                        management company)
                                        (1999 to present).
--------------------------------------------------------------------------------
Louis E. Levy           since 1994      Retired Partner,             None
(age 76)                                KPMG Peat Marwick
                                        (retired 1990);
                                        Formerly a Director
                                        of Kimberly-Clark
                                        Corp. (personal
                                        consumer products)
                                        (retired 2001),
                                        Household
                                        International, Inc.
                                        (consumer finance)
                                        (retired 2004), and
                                        Scudder Group of
                                        Mutual Funds
                                        (retired 2005).
--------------------------------------------------------------------------------
Edward A. Kuczmarski    since 2007      Certified Public     Director or Trustee
(age 59)                                Accountant and       of 12 funds in the
                                        Partner of Hays &    Reich & Tang Fund
                                        Company LLP          Complex; Trustee of
                                        (accounting firm).   Empire Builder Tax
                                                             Free Bond Fund.
--------------------------------------------------------------------------------
INTERESTED DIRECTORS AND EXECUTIVE OFFICERS
--------------------------------------------------------------------------------
R. Alan Medaugh         since 1991      President,                   None
(age 65)                                International
President and                           Strategy &
Director                since 2007      Investment, Inc.
                                        (registered
                                        investment advisor)
                                        (1991 to present).
                                        Director,
                                        International
                                        Strategy &
                                        Investment Group,
                                        Inc. (registered
                                        broker-dealer) (1991
                                        to present).
--------------------------------------------------------------------------------
Nancy Lazar             since 1997      Executive Vice               None
(age 51)                                President, Assistant
Vice President                          Treasurer, and
                                        Secretary of
                                        International
                                        Strategy &
                                        Investment, Inc.
                                        (registered
                                        investment advisor)
                                        (1991 to present);
                                        Executive Vice
                                        President, Assistant
                                        Treasurer and
                                        Secretary of
                                        International
                                        Strategy &
                                        Investment Group,
                                        Inc. (registered
                                        broker-dealer) (1991
                                        to present).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                            LENGTH                     BUSINESS
                            OF TIME                EXPERIENCE DURING
NAME AND AGE                SERVED                THE PAST FIVE YEARS
--------------------------------------------------------------------------------
INTERESTED DIRECTORS AND EXECUTIVE OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
Thomas D. Stevens*        since 1997      Chairman and President, Los
(age 59)                                  Angeles Capital Management and
Vice President                            Equity Research, Inc. (registered
                                          investment advisor) (March 2002 to
                                          present).
--------------------------------------------------------------------------------
Carrie L. Butler          since 1991      Managing Director, International
(age 41)                                  Strategy & Investment, Inc.
Vice President                            (registered investment advisor)
                                          (2000 to present).
--------------------------------------------------------------------------------
Edward J. Veilleux        since 1992      President, EJV Financial Services,
(age 65)                                  LLC (2002 to present); Officer of
Vice President and                        various investment companies for
Chief Compliance                          which EJV Financial Services
Officer                                   provides consulting and compliance
                                          services.
--------------------------------------------------------------------------------
Stephen V. Killorin       since 2002      Executive Managing Director and
(age 55)                                  Chief Financial Officer,
Vice President                            International Strategy &
                                          Investment, Inc. (registered
                                          investment advisor) (December 2000
                                          to present); Executive Managing
                                          Director and Chief Financial
                                          Officer, International Strategy &
                                          Investment Group, Inc. (registered
                                          broker-dealer) (December 2000 to
                                          present).
--------------------------------------------------------------------------------
Margaret M. Beeler        since 1996      Managing Director, International
(age 41)               (Secretary since   Strategy & Investment, Inc.
Vice President and           2004)        (registered investment advisor)
Secretary                                 (July 2004 to present). Formerly,
                                          Associate Managing Director (2000
                                          - July 2004) of International
                                          Strategy & Investment, Inc.
                                          (registered investment advisor).
--------------------------------------------------------------------------------
Mark J. Seger             since 2008      Managing Director, Ultimus Fund
(age 46)                                  Solutions, LLC and Ultimus Fund
Treasurer                                 Distributions, LLC.
--------------------------------------------------------------------------------
Heena Dhruv               since 2005      Managing Director, International
(age 32)                                  Strategy & Investment, Inc.
Assistant Vice                            (registered investment advisor)
President                                 (July 2005 to present), Associate
                                          Managing Director, International
                                          Strategy & Investment, Inc.
                                          (January 2003 to July 2005).
--------------------------------------------------------------------------------
*     Thomas D. Stevens is an officer for only the ISI Strategy Fund.

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy's portfolio is
available,   without  charge  and  upon  request,  by  calling  (800)  955-7175.
Information regarding how Strategy voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling (800) 955-7175 or on the Security and Exchange Commission's ("SEC") website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

ISI INTERNATIONAL STRATEGY AND INVESTMENT
PRIVACY NOTICE FOR ISI MUTUAL FUNDS

PRIVACY POLICY

The mutual funds in the ISI Fund Complex ("the Funds") believe that your privacy is extremely important. We are firmly committed to protecting any personal or financial information you provide to us as well as information about your transactions with us, such as transaction amounts, account balance and account holdings ("Personal Information"). We use Personal Information only to develop and deliver products and services that you request and to fulfill any applicable legal and regulatory requirements. We do not disclose Personal Information about you or our former customers except to our affiliates and service providers. We require our employees, affiliates and service providers to maintain appropriate safeguards to ensure the security of your non-public information.

LIMITS OF USE OF PERSONAL INFORMATION

We limit the use, collection and retention of customer information to what is necessary to provide personal financial services and related products. We have security practices and procedures in place to ensure the confidentiality and security of your Personal Information.

ACCURACY OF PERSONAL INFORMATION

We strive to keep your personal and financial information accurate. If our records are incorrect or out-of-date, please notify us immediately by contacting the Service Center listed on your account statement.

CHANGE TO OUR POLICIES

If you have any privacy or security questions, please contact us at 800-882-8585. We may, at our discretion, change this Privacy Policy at any time. If we make material changes to the policy, we will provide you with notice of these changes.

--------------------------------------------------------------------------------
INVESTMENT ADVISORY AGREEMENT APPROVAL (UNAUDITED)
--------------------------------------------------------------------------------

At a Board meeting held on September 10, 2008, the Board, including the Independent Directors, unanimously approved the continuance of the Investment Advisory Agreement between ISI and each of the Funds as well as the Sub-Advisory Agreement between ISI and the Sub-Advisor with respect to Strategy. In evaluating the Investment Advisory Agreements and the Sub-Advisory Agreement, the Board reviewed materials furnished by ISI and the Sub-Advisor. Specifically, the Board considered: (1) the nature, extent and quality of the services provided to the Funds by ISI and the Sub-Advisor, including information on the investment performance of the Funds; (2) the total expense ratio of each Fund compared to its relevant peer group; (3) the investment advisory fee schedule for each Fund; (4) the cost of the services provided and profitability to ISI with respect to its relationship with the Funds; (5) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees reflect these economies of scale for the benefit of shareholders of each Fund; and (6) other benefits received by ISI and the Sub-Advisor from their relationship with the Funds. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

NATURE, EXTENT AND QUALITY OF SERVICES. The Directors reviewed information provided by ISI which included statistics on each Fund's performance as compared to other funds in its peer group. The Board noted that it receives detailed reports at each quarterly Board meeting from senior management of ISI that provides information about ISI's management approach with respect to each Fund as well as ISI's general economic outlook. With respect to Strategy, the Board noted that, under the Sub-Advisory Agreement, the Sub-Advisor manages the Fund's equity portfolio and that the Sub-Advisor provides the Board with detailed information about its operations and investment process. The Board also considered the background and quality of the investment management team of ISI and the Sub-Advisor.

      o TOTAL RETURN. The Board reviewed information comparing the Fund's performance to the returns of relevant indices for selected periods ended July 31, 2008. The Board was advised by ISI that the Fund generally maintained a longer duration than such indices during the most recent year and as a result lagged the returns of the indices. The Board also compared the Fund's performance with the performance of its peer group and found that the Fund placed within the top quartile of its Morningstar peer group for the 1, 5 and 10 year periods.

      o MANAGED MUNICIPAL. The Board reviewed the Fund's performance for selected periods ended July 31, 2008 against the returns of relevant indices and the averages of its Lipper, Morningstar and CDA/Thomson peer groups. The Board was advised by ISI that the indices and peer groups do not provide a precise comparison since they include investment grade bonds of varying credit quality, while the Fund had 87% of its assets invested in AAA rated municipal securities at the end of the period. The Board was mindful of the emphasis placed by ISI on selecting high quality, liquid issues and was advised that none of the Fund's securities have been assigned a higher rating by virtue of being insured by a third party. The Board was further advised that the Fund has recently benefited from the lack of insured issues

--------------------------------------------------------------------------------
INVESTMENT ADIVSORY AGREEMENT APPROVAL (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

            in its portfolio and from the narrowing spread between AAA and BBB issues. The Board noted that the Fund placed roughly in the top quartile of its Morningstar and CDA/Thompson category averages and slightly above its Lipper average for periods ended July 31, 2008.

      o NORTH AMERICAN. The Board reviewed the Fund's performance for selected periods ended July 31, 2008 and found that it trailed the blended North American benchmark during the 1 and 3 year periods, but was ahead of its Lipper, Morningstar and CDA/Thomson peer group averages during those periods. The Board was advised of the positioning of the currency and maturity mix in the Fund's portfolio and noted that the combination of long bond duration in the U.S. and a 25% weighting outside of the U.S. had produced good relative results. The Board was advised that the Fund had a five-star rating from Morningstar as of July 31, 2008.

      o STRATEGY. The Board was reminded that the balance between the Fund's equity and bond holdings is actively managed based on ISI's analysis of economic growth, interest rate trends and corporate earnings outlook. The Board was advised that the Fund had approximately an 80% weighting in equities and a 20% weighting in bonds as of July 31, 2008. The Board reviewed separately the performance of both the equity section and the bond section of the Fund's portfolio for selected periods ended July 31, 2008. The Board found that although the heavy equity weighting hurt performance over the past year, it was the major contributor towards the Fund's relative outperformance of the Wilshire 5000 Index and the S&P 500 Index during all of the reporting periods. The Board reviewed the Fund's performance relative to a blended benchmark consisting of the Wilshire 5000 and the Lehman Treasury Index and found that the Fund placed ahead of its benchmark for all reporting periods. The Board also reviewed information comparing the Fund's relative performance against its peer groups for periods ended July 31, 2008. It found that the Fund placed in the top quartile of the Morningstar stock fund universe for the one and three year periods and placed in the 44th percentile of the CDA/Thomson universe for the one year period and in the top quartile for the three year period.

Based on the above information, the Board concluded that the quality and range of services provided by ISI and the Sub-Advisor have benefited, and should continue to benefit, each Fund and its shareholders.

INVESTMENT ADVISORY FEE SCHEDULES FOR EACH FUND. The Board considered the investment advisory fees paid by each Fund to ISI. The Board noted that the sub-advisory fee for Strategy is paid by ISI and not the Fund. The Board concluded that the fee schedules under the Investment Advisory Agreements provide fair compensation to ISI in light of the nature, extent and quality of the services being provided to the Funds and the performance of the Funds.

--------------------------------------------------------------------------------
INVESTMENT ADIVSORY AGREEMENT APPROVAL (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The Board reviewed the costs associated with ISI's portfolio management, research and corporate governance and considered the profitability of ISI from the advisory and other services provided to the Funds. The Board was advised by ISI of the methodology it used to assign its costs associated with the portfolio management, research and corporate governance services provided to the Funds. The Board was also provided with a report from the Sub-Advisor showing its profitability with respect to its management of Strategy and the methodology used by the Sub-Advisor to prepare its profitability analysis. The Board also was advised that although ISI's revenues for advisory services rendered to the Funds were down slightly over the past year, expenses were down also, which resulted in ISI maintaining approximately the same profit margin as last year.

EXPENSE RATIOS AND ECONOMIES OF SCALE. The Board discussed economy of scale considerations and the expense ratios of the Funds. The Board noted that the investment advisory fees for Managed Municipal, North American and Strategy do not contain breakpoints and contemplated the extent to which economies of scale would be realized as the Funds grow. The Board concluded that due to the declining asset levels in all Funds except North American, economy of scale considerations were not relevant at this time. The Board also reviewed information which compared each Fund's expense ratio as of July 31, 2008 with the average of comparably managed funds and made the following determinations:

      o TOTAL RETURN. The Board found that Total Return's 0.80% expense ratio was below the 0.96% average of comparably managed funds.

      o MANAGED MUNICIPAL. The Board found that Managed Municipal's expense ratio (0.97%) was slightly above the average (0.95%) of comparably managed funds, partly because the average municipal bond fund has roughly two times the assets of the Fund.

      o NORTH AMERICAN. The Board found that the 1.12% expense ratio for North American's Class A shares is slightly above the 1.09% average for other government bond funds. The Board noted, however, that there are no other mutual funds that invest exclusively in North American bonds that can be used for comparative purposes at this time.

      o STRATEGY. The Board found that Strategy's expense ratio as of July 31, 2008 was 1.00%, which is below the 1.17% average for comparably managed funds.

OTHER BENEFITS REVIEWED. The Board considered the fact that ISI Group, an affiliate of ISI, serves as the distributor of the Funds. The Board reviewed the costs and profitability of ISI Group in rendering distribution services to each of the Funds and noted that ISI Group operates at a loss with respect to distribution services provided to the Funds. The Board also considered other benefits received by ISI from its relationship with the Funds. It noted that ISI benefits from the shared costs of its two primary lines of business, but that ISI's profit margins are higher for its institutional line of business than from its mutual fund business.

                      This page intentionally left blank.

--------------------------------------------------------------------------------
ISI   International
      Strategy &
      Investment
--------------------------------------------------------------------------------

      LOUIS E. LEVY                   EDWARD J. VEILLEUX
      CHAIRMAN                        VICE PRESIDENT
                                      CHIEF COMPLIANCE OFFICER
      W. MURRAY JACQUES
      DIRECTOR                        THOMAS P. STEVENS*
                                      VICE PRESIDENT
      EDWARD A. KUCZMARSKI
      DIRECTOR                        STEPHEN V. KILLORIN
                                      VICE PRESIDENT
      R. ALAN MEDAUGH
      PRESIDENT                       MARGARET M. BEELER
      DIRECTOR                        VICE PRESIDENT
                                      SECRETARY
      NANCY LAZAR
      VICE PRESIDENT                  MARK J. SEGER
                                      TREASURER
      CARRIE L. BUTLER
      VICE PRESIDENT                  EDWARD S. HYMAN
                                      SENIOR ECONOMIC ADVISOR

                                      * Thomas D. Stevens is an officer for
                                        only the ISI Strategy Fund.

--------------------------------------------------------------------------------
                                     INVESTMENT ADVISOR
--------------------------------------------------------------------------------

                                        ISI, INC.
                                        40 WEST 57TH STREET, 18TH FLOOR
                                        NEW YORK, NY 10019
                                        (800) 955-7175

--------------------------------------------------------------------------------
                                     SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------

                                        ULTIMUS FUND SOLUTIONS, LLC
                                        P.O. BOX 460707
                                        CINCINNATI, OH 45246-0707

--------------------------------------------------------------------------------
                                     DISTRIBUTOR
--------------------------------------------------------------------------------
                                        ISI GROUP, INC.
                                        40 WEST 57TH STREET, 18TH FLOOR
                                        NEW YORK, NY 10019
                                        (800) 955-7175

--------------------------------------------------------------------------------

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Louis E. Levy. Mr. Levy is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $19,500 and $18,500 with respect to the registrant's fiscal years ended October 31, 2008 and 2007, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 and $2,000 with respect to the registrant's fiscal years ended October 31, 2008 and 2007, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended October 31, 2008 and 2007, aggregate non-audit fees of $2,000 and $2,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services that were not previously approved to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Return US Treasury Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ R. Alan Medaugh
                              --------------------------------------------------
                                    R. Alan Meduagh, President

Date          December 31, 2008
       -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ R. Alan Medaugh
                              --------------------------------------------------
                                    R. Alan Medaugh, President

Date          December 31, 2008
       -------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          December 31, 2008
       -------------------------------

* Print the name and title of each signing officer under his or her signature.